Oppenheimer Convertible Securities Fund

6803 South Tucson Way, Centennial, CO 80112
1.800.225.5677

Statement of Additional Information dated April 29, 2005, revised December 6,
2005

This Statement of Additional  Information  is not a Prospectus.  This document contains additional information about the Fund and supplements  information in the  Prospectus  dated  April 29,  2005.  It should be read  together with the
Prospectus,  which may be  obtained by writing to the Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217 or by
calling  the  Transfer  Agent  at  the  toll-free  number  shown  above  or by
downloading    it   from   the    OppenheimerFunds    Internet    website   at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The  investment  objective and the principal  investment  policies of the Fund are described in the  Prospectus.  This  Statement of  Additional  Information
contains  supplemental  information  about  those  policies  and the  types of securities that the Fund's investment  Manager,  OppenheimerFunds,  Inc., (the
"Manager"),  can  select  for  the  Fund.  Additional  explanations  are  also provided  about  the  strategies  the  Fund  can  use to try  to  achieve  its objective.

The Fund's  Investment  Policies.  The allocation of the Fund's  portfolio and the techniques and strategies that the Manager may use in selecting  portfolio securities  will vary over time.  The Fund is not  required  to use all of the
investment   techniques  and  strategies   described   below  in  seeking  its
objective.   It  may  use  some  of  the  special  investment  techniques  and strategies at some times or not at all.

      |X|  Convertible  Securities.  Convertible  securities are  fixed-income securities  that may be exchanged for or converted into the underlying  common stock of the issuer at the option of the holder  during a specified  period of time.  Convertible  securities  may  take the  form of  convertible  preferred stock,  convertible  bonds or notes,  or other  fixed-income  securities  with stock  purchase  warrants.  They may have a  combination  of the  features  of several of these securities.

      Because of the conversion feature,  the price of a convertible  security normally  will vary in  proportion  to changes in the price of the  underlying common  stock.  Convertible  securities  in general  are subject to less price volatility than the common stocks into which they are  convertible  because of their  comparatively  higher yields.  The investment  characteristics  of each
convertible   security  vary,  and  that  variety  enables  the  Fund  to  use convertible  securities in different ways to pursue its  investment  objective of high total return. For example, the Fund can invest in:
o     convertible  securities  that provide a relatively high level of income, with less appreciation potential,
o     convertible  securities  that have  high  appreciation  potential  and a relatively low level of income, and
o     convertible  securities that provide some combination of both income and appreciation potential.

      Convertible  bonds and  convertible  preferred  stocks are  fixed-income
securities  that  retain  the  investment   characteristics   of  fixed-income
securities  until they have been converted.  The holder is entitled to receive the fixed income of a bond or the  dividend  preference  of a preferred  stock until the holder  elects to exercise  the  conversion  privilege.  Convertible securities  are senior  securities  and  therefore  have a claim  against  the assets of the  issuing  corporation  that is superior to the claims of holders of the issuer's common stock upon liquidation of the corporation.  Convertible securities,  however,  are generally  subordinated to similar  non-convertible securities  of the same  company.  The  interest  income  and  dividends  from convertible  bonds and preferred  stocks provide  income  potential and yields that are generally  higher than common stocks,  but which are generally  lower than non-convertible securities of similar credit quality.

      As with all fixed-income securities,  convertible securities are subject to changes in value from changes in the level of  prevailing  interest  rates.
However,  the conversion feature of convertible  securities,  giving the owner the right to exchange them for the issuer's  common stock,  in general  causes the market value of  convertible  securities to increase when the value of the underlying  common  stock  increases,  and to fall when the stock price falls.
Since securities  prices  fluctuate,  however,  there can be no assurance that
the  market  value  of  convertible  securities  will  increase.   Convertible
securities  generally do not have the same potential for capital  appreciation as the  underlying  stock.  When the value of the  underlying  common stock is falling,  the value of the  convertible  security may not  experience the same decline as the underlying  common stock. It tends to decline to a level (often
called  investment  value)  approximating  the   yield-to-maturity   basis  of
non-convertible debt of similar credit quality.

      Many  convertible  securities  sell at a premium  over their  conversion values.  Conversion  value is the  number  of  shares  of  common  stock to be received upon conversion  multiplied by the current market price of the stock.
That  premium  represents  the  price  investors  are  willing  to pay for the privilege of purchasing a fixed-income  security  having capital  appreciation potential because of the conversion privilege.  If the Fund buys a convertible security at a premium,  there can be no assurance that the  underlying  common stock  will  appreciate  enough  for the Fund to  recover  the  premium on the convertible security.

      While some convertible  securities are a form of debt security,  in many cases their conversion  feature (allowing  conversion into equity  securities)
causes them to be regarded by the Manager more as "equity  equivalents."  As a result,  the credit  rating  assigned to the  security  has less impact on the
Manager's   investment   decision   than  in  the   case  of   non-convertible
fixed-income securities.

      The value of a  convertible  security is a function  of its  "investment value"  and its  "conversion  value."  If the  investment  value  exceeds  the conversion  value,  the security will behave more like a debt security and the security's price will likely increase when prevailing  interest rates fall and decrease when prevailing  interest rates rise. If the conversion value exceeds the investment  value,  the security will behave more like an equity security.
In that case it will likely sell at a premium  over its  conversion  value and its price will tend to  fluctuate  directly  with the price of the  underlying security.

      |X| Convertible  Preferred Stock.  Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings.  Preferred stock  dividends  may  be  cumulative  or  non-cumulative,  participating,  or auction rate.  "Cumulative"  dividend  provisions  require all or a portion of prior  unpaid  dividends  to be  paid  before  dividends  can be  paid  to the issuer's  common stock.  "Participating"  preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise,  the fixed  dividend on preferred  stocks may be less attractive,  causing the price of preferred stocks to decline.  Preferred stock  may have  mandatory  sinking  fund  provisions,  as well as  provisions allowing the stock to be called or redeemed  prior to its maturity,  which can have a negative  impact on the  stock's  price when  interest  rates  decline.
Preferred   stock  generally  has  a  preference  over  common  stock  on  the distribution  of a  corporation's  assets in the event of  liquidation  of the corporation.  The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation  are generally  subordinate to the rights associated with a corporation's debt securities.

      While preferred stock is an equity security,  some convertible preferred stock has  characteristics  of both a debt  security and a call option.  These securities  can be  considered  derivative  securities  because  of their call option component,  described below.  Typically these stocks are convertible to common  stock after a  three-year  period  (although  they are callable by the issuer prior to  conversion).  They pay a cumulative,  fixed  dividend that is senior to, and expected to be in excess of, the  dividends  paid on the common stock of the same issuer.

      Convertible  preferred  stock is subject to the same  market risk as the common  stock of the issuer.  However that risk may be mitigated by the higher dividend paid on the preferred stock. This convertible  preferred stock offers limited  opportunity for appreciation,  however,  because of the call feature.
If the market value of the issuer's  common stock  increases to the call price or above the call price of the preferred  stock,  the issuer can (and would be expected to) call the preferred  stock for redemption at the call price.  This convertible  preferred  stock is also  subject to credit risk of the issuer as to its ability to pay the dividend. Generally,  convertible preferred stock is less volatile than the related common stock of the issuer,  in part because of the fixed dividend.

            o Mandatory-Conversion Securities. The Fund can also invest in convertible securities referred to as "mandatory-conversion securities."
These securities may combine several of the features of debt securities and equity securities, including both preferred stock and common stock. Unlike more traditional convertible securities, however, many of these securities, which consist of debt securities or preferred stock, have a mandatory conversion feature and an adjustable conversion ratio. At its mandatory conversion date, the securities convert automatically into equity securities of the same or a different issuer based on the conversion ratio. As a result, many of these securities offer unlimited potential for capital appreciation and, in some instances are subject to complete loss of invested capital.
Moreover, mandatory-convertible securities have increased the sensitivity of this market to the volatility of the equity markets.

            o Equity-Linked  Debt Securities.  The Fund can purchase mandatory conversion debt securities  whose  principal  amount at maturity  depends upon the performance of a specified  equity  security.  These  "equity-linked  debt securities"  are a form of  derivative  security and differ from ordinary debt securities  in that the  principal  amount  received at maturity is not fixed.
Instead,  their  principal  value is based on the price of the  linked  equity security at the time the debt security matures.  These debt securities usually mature in three to four years,  and during the years to maturity  pay interest at a fixed rate.

      Although these debt  securities  are typically  adjusted for events such as stock  splits,  stock  dividends  and certain  other events that affect the market  value of the  linked  equity  security,  the debt  securities  are not adjusted if additional  equity  securities  are issued for cash. An additional issuance  of  equity  securities  of the type to which  the debt  security  is linked  could  adversely  affect the price of the debt  security.  In general, however,  these debt  securities are less volatile than the equity  securities to which they are linked.

      |X| Interest Rate Risk.  Interest  rate risk refers to the  fluctuations in value of fixed-income  securities  resulting from the inverse  relationship between price and yield.  For example,  an increase in general  interest rates
will  tend  to  reduce  the  market  value  of   already-issued   fixed-income
investments,  and a decline in general  interest  rates will tend to  increase their value. In addition,  debt securities with longer maturities,  which tend to have higher yields,  are subject to  potentially  greater  fluctuations  in
value  from  changes  in  interest   rates  than   obligations   with  shorter
maturities.

      While the  changes in value of the  Fund's  portfolio  securities  after they are  purchased  will be  reflected  in the net asset  value of the Fund's shares,  those  changes  normally  do not affect the  interest  income paid by those  securities  (unless the security's  interest is paid at a variable rate
pegged  to  particular   interest   rate   changes).   However,   those  price
fluctuations  will be  reflected  in the  valuations  of the  securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

      |X| Credit  Risk.  Credit  risk  relates to the ability of the issuer to meet  interest or  principal  payments or both as they become due. In general, lower-grade,  higher-yield  bonds  are  subject  to  credit  risk to a greater extent than lower-yield, higher-quality bonds.

      The    Fund's    debt     investments     can    include     high-yield,
non-investment-grade   bonds   (commonly   referred   to  as  "junk   bonds").
Investment-grade  bonds are bonds  rated at least  "Baa" by Moody's  Investors
Service, Inc. ("Moody's),  at least "BBB" by Standard & Poor's Rating Services
("S&P")  or  Fitch,   Inc.,  or  that  have  comparable   ratings  by  another
nationally-recognized rating organization.

      In making  investments in debt securities,  the Manager may rely to some extent on the ratings of ratings  organizations or it may use its own research to evaluate a security's  creditworthiness.  If  securities  the Fund buys are unrated,  they are assigned a rating by the Manager of  comparable  quality to bonds having similar yield and risk  characteristics  within a rating category of a rating organization.

      The  Fund  does  not  have  investment  policies  establishing  specific maturity  ranges  for the  Fund's  investments,  and  they may be  within  any maturity range (short,  medium or long) depending on the Manager's  evaluation of investment  opportunities  available  within the debt  securities  markets.
Generally,  however, it is expected that the Fund's average portfolio maturity will be of a longer average maturity.  The Fund may shift its investment focus to securities of longer  maturity as interest  rates decline and to securities of shorter maturity as interest rates rise.

            o Special  Risks of  Lower-Grade  Securities.  The Fund can invest without  limit in  lower-grade  debt  securities,  and the Fund will normally invest  its  assets  primarily  in these  securities  to seek its  objective.
 Lower-grade  securities  tend to offer  higher  yields than  investment-grade securities,  but also are  subject to greater  risks of default by the issuer in its  obligations to pay interest and/or repay principal on the maturity of the security.

      "Lower-grade" debt securities are those rated below "investment  grade,"
which  means  they have a rating  lower  than  "Baa" by  Moody's or lower than
"BBB"  by  S  &  P  or  Fitch,  Inc.,  or  similar  ratings  by  other  rating organizations.  If they are unrated,  and are  determined by the Manager to be of comparable  quality to debt securities rated below investment  grade,  they are considered  part of the Fund's  portfolio of lower-grade  securities.  The
Fund will not invest in securities  rated below "C" or which are in default at the time the Fund buys them.

      Some  of  the  special  credit  risks  of  lower-grade   securities  are
discussed  below.  There is a greater  risk that the issuer may default on its obligation  to  pay  interest  or to  repay  principal  than  in the  case  of investment-grade  securities.  The issuer's low  creditworthiness may increase the  potential  for its  insolvency.  An  overall  decline  in  values  in the high-yield  bond  market  is also  more  likely  during a period  of a general economic  downturn.  An economic  downturn  or an  increase in interest  rates could severely disrupt the market for high-yield  bonds,  adversely  affecting the  values of  outstanding  bonds as well as the  ability  of  issuers to pay interest or repay principal.  In the case of foreign  high-yield bonds,  these risks are in addition to the special  risk of foreign  investing  discussed in the Prospectus and in this Statement of Additional Information.

      To the extent they can be converted into stock,  convertible  securities may be less  subject to some of these  risks than  non-convertible  high-yield bonds,  since stock may be more liquid and less affected by some of these risk factors.

      While  securities  rated  "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds,  those securities  may  be  subject  to  special  risks  and  have  some  speculative characteristics.  Definitions of the debt security  ratings  categories of the principal  rating  organizations  are included in Appendix A to this Statement of Additional Information.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund may from time to time  employ  the  types of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use some of them.

      |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the rate at which the Fund trades its  portfolio  securities  during its fiscal year.  For example,  if a fund sold all of its securities  during the year, its portfolio turnover rate would have been 100%.  The Fund's  portfolio  turnover rate will fluctuate  from year to year, and the Fund does not expect to have a portfolio turnover rate in excess of 150% annually.

      Increased  portfolio  turnover  creates higher brokerage and transaction costs for the Fund,  which may reduce its overall  performance.  Additionally, the realization of capital gains from selling portfolio  securities may result in distributions  of taxable  long-term  capital gains to shareholders,  since the Fund will  normally  distribute  all of its capital  gains  realized  each year, to avoid excise taxes under the Internal Revenue Code.

      |X| Foreign Securities.  The Fund can invest up to 15% of its net assets in foreign  securities.  These primarily will be fixed-income  debt securities issued or  guaranteed  by  foreign  companies.  "Foreign  securities"  include equity and debt securities of companies  organized under the laws of countries other  than the  United  States.  They may be  traded  on  foreign  securities exchanges or in the foreign over-the-counter markets.

      The  percentage  of the Fund's  assets that will be allocated to foreign securities  will vary  over  time  depending  on a number  of  factors.  Those factors may include the Manager's  analysis of relative  yields of foreign and
U.S.  securities,  the  economies  of foreign  countries,  the  condition of a country's  financial markets,  the interest rate climate of particular foreign countries and the  relationship of particular  foreign  currencies to the U.S.
dollar.  The Manager  analyzes  fundamental  economic  criteria  (for example, relative  inflation  levels and  trends,  growth  rate  forecasts,  balance of payments  status,  and economic  policies) as well as technical  and political data.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are not  considered  "foreign securities"  for the  purpose of the Fund's  investment  allocations,  because they  are not  subject  to  many  of the  special  considerations  and  risks, discussed below, that apply to foreign securities traded and held abroad.

      Because  the  Fund  can  purchase  securities   denominated  in  foreign
currencies,  a change in the value of such foreign  currency  against the U.S.
dollar will result in a change in the amount of income the Fund has  available for  distribution.  Because a portion of the Fund's  investment  income may be received  in foreign  currencies,  the Fund will be  required  to compute  its income in U.S.  dollars for  distribution to  shareholders,  and therefore the
Fund  will  absorb  the  cost of  currency  fluctuations.  After  the Fund has distributed  income,  subsequent  foreign  currency  losses  may result in the
Fund's having  distributed more income in a particular  fiscal period than was available from  investment  income,  which could result in a return of capital to shareholders.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to invest in foreign  issuers  that  appear to offer high  income potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking advantage of foreign  securities markets that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

            o Risks of Foreign  Investing.  Investments in foreign  securities may  offer  special  opportunities  for  investing  but also  present  special additional risks and considerations not typically  associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency rates or currency control  regulations  (for example,  currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards
               in  foreign   countries   comparable  to  those  applicable  to
               domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
               U.S.;
o     less governmental  regulation of foreign issuers,  securities  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
               taxation,   political,   financial  or  social  instability  or
               adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.
      In  the  past,  U.S.   government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |X| Passive Foreign Investment Companies.  Some securities of
corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act"), the Fund may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other
Investment Companies."

            o Special  Risks of  Emerging  Markets.  Emerging  and  developing markets  abroad may also offer  special  opportunities  for investing but have greater risks than more developed  foreign  markets,  such as those in Europe,
Canada,  Australia, New Zealand and Japan. There may be even less liquidity in
their  securities   markets,   and  settlements  of  purchases  and  sales  of
securities  may be subject to additional  delays.  They are subject to greater risks of  limitations  on the  repatriation  of income and profits  because of currency  restrictions imposed by local governments.  Those countries may also be subject to the risk of greater  political and economic  instability,  which can greatly affect the volatility of prices of securities in those  countries.
The Manager will consider  these factors when  evaluating  securities in these markets,  because the selection of those  securities  must be consistent  with the Fund's investment objective.

      |X| Warrants.  As a fundamental policy, the Fund cannot invest more than
15% of the value of its net  assets in  warrants,  and not more than 5% of the
Fund's net assets may be invested  in warrants  that are not listed on The New
York Stock  Exchange  or The  American  Stock  Exchange.  That policy does not limit the Fund's  acquisition  of warrants that have been acquired in units or attached to other securities.  This fundamental policy is currently limited by an  operational  policy  under  which the Fund will not invest more than 5% of the value of its net  assets in  warrants,  and not more than 2% of the Fund's net assets may be invested in warrants  that are not listed on the New York or
American Stock Exchanges.  Warrants  acquired by the Fund in units or attached to securities  are deemed to be without  value for purposes of the  limitation imposed by the operational policy.

      A warrant  basically is an option to purchase common stock at a specific price valid for a specific  period of time.  Usually the price is at a premium above  the  market  value of the  applicable  common  stock  at its  issuance.
Warrants  may have a life ranging from less than a year to twenty years or may be perpetual.  However,  many warrants have expiration  dates after which they are  worthless  unless the warrants are  exercised or sold before they expire.
In  addition,  if the  market  price of the  common  stock does not exceed the exercise  price of the  warrant  during the life of the  warrant,  the warrant will expire  worthless.  Warrants have no voting rights,  pay no dividends and have no rights with  respect to the assets of the  corporation  issuing  them.
The market  price of a warrant may  increase or decrease  more than the market price of the optioned common stock.

      |X| Repurchase  Agreements.  The Fund can acquire  securities subject to repurchase agreements.  It might do so for temporary defensive purposes or for liquidity purposes to meet anticipated  redemptions of Fund shares, or pending the  investment  of the  proceeds  from sales of Fund  shares,  or pending the settlement of portfolio securities transactions.

       In a repurchase  transaction,  the Fund acquires a security  from,  and simultaneously  resells it to, an  approved  vendor for  delivery on an agreed upon future  date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.
commercial banks,  U.S. branches of foreign banks or broker-dealers  that have been  designated a primary  dealer in  government  securities,  which meet the credit requirements set by the Fund's Manager from time to time.

      The  majority  of  these  transactions  run  from  day to day.  Delivery pursuant  to  resale  typically  will  occur  within  one to five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding illiquid investments.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act, are  collateralized  by the underlying  security.  The Fund's  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the  collateral's  value must equal or exceed the repurchase price to fully collateralize the repayment obligation.  Additionally,  the Manager will
monitor  the  vendor's   creditworthiness   to  confirm  that  the  vendor  is
financially  sound  and will  continuously  monitor  the  collateral's  value.
However,  if the vendor fails to pay the resale  price on the  delivery  date, the Fund may incur costs in disposing  of the  collateral  and may  experience losses if there is any delay in its ability to do so.

      Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange
Commission  (the  "SEC"),  the Fund,  along  with  other  affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances  into one or more joint  repurchase  accounts.  These  balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities that are pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the market value of the  collateral be  sufficient  to cover  payments of interest and  principal;  however,  in the event of default by the other party to the agreement,  retention or sale of the collateral may be subject to legal proceedings.

      |X| Illiquid and Restricted  Securities.  Under policies  established by the Fund's Board of Trustees,  the Manager determines the liquidity of some of
the  Fund's  securities.   The  Manager  monitors  holdings  of  illiquid  and
restricted  securities  on an ongoing  basis to determine  whether to sell any holdings to maintain adequate liquidity.

      To enable the Fund to sell its  holdings of a  restricted  security  not registered under applicable  securities laws, the Fund may have to cause those
securities  to  be  registered.   The  expenses  of   registering   restricted
securities  may be negotiated by the Fund with the issuer at the time the Fund buys the securities.  When the Fund must arrange registration because the Fund wishes to sell the  security,  a  considerable  period may elapse  between the time the  decision is made to sell the  security  and the time the security is registered  so that the Fund  could  sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can acquire restricted  securities through private  placements.
Those securities have contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information,  among other factors. If there is a lack of trading interest in a particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.  Illiquid securities include repurchase  agreements maturing in more than seven days.

      |X|  Borrowing and  Leverage.  The Fund may not borrow money,  except to
the  extent  permitted  under  the  Investment   Company  Act,  the  rules  or
regulations  thereunder or any exemption  therefrom  that is applicable to the
Fund,  as such statute,  rules or  regulations  may be amended or  interpreted from time to time.  Borrowing may entail  "leverage," and may be a speculative investment strategy.  Any borrowing will be made only from banks and, pursuant to the  requirements  of the Investment  Company Act, will be made only to the extent that the value of the Fund's assets,  less its  liabilities  other than borrowings,  is  equal  to at  least  300%  of all  borrowings  including  the proposed  borrowing.  If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage  requirement,  the Fund is required within three days to reduce its bank debt to the extent  necessary to meet that coverage requirement.  To do so, the Fund may have to sell a portion of its  investments  at a time  when it would  otherwise  not want to sell the securities.  Interest  on money the Fund  borrows is an expense the Fund would not otherwise  incur,  so that during periods of substantial  borrowings,  its expenses may increase more than the expenses of funds that do not borrow.  The use of  leverage  also may make the Fund's  share  prices  more  sensitive  to interest rate changes.

      |X|  Loans of  Portfolio  Securities.  To raise  cash for  liquidity  or income  purposes,  the  Fund can lend its  portfolio  securities  to  brokers, dealers  and other  types of  financial  institutions  approved  by the Fund's
Board of  Trustees.  These loans are limited to not more than 10% of the value of the  Fund's  net  assets  under  guidelines  established  by the  Board  of
Trustees. The Fund currently does not intend to lend its securities.

      There are some risks in connection  with  securities  lending.  The Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The
Fund must receive collateral for a loan. Under current  applicable  regulatory requirements  (which are subject to  change),  on each  business  day the loan collateral  must be at least equal to the value of the loaned  securities.  It must  consist  of  cash,  bank  letters  of  credit,  securities  of the  U.S.
government or its agencies or instrumentalities,  or other cash equivalents in which  the Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of interest may be shared with the borrower. The Fund may  also  pay  reasonable  finder's,  custodian  and  administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days'  notice or in time to vote on any important matter.

      |X|  Derivatives.  The  Fund  can  invest  in a  variety  of  derivative
investments  to  seek  income  or  for  hedging   purposes.   Some  derivative
investments  the Fund can use are the hedging  instruments  described below in this Statement of Additional Information.

      Among  the  derivative  investments  the Fund can  invest  in are  "debt
exchangeable   for  common  stock"  of  an  issuer  or   "equity-linked   debt
securities" of an issuer  described in "Convertible  Preferred  Stock," above.
At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's  common stock at the time of  maturity.  Both  alternatives  present  a risk  that  the  amount payable  at  maturity  will be less  than  the  principal  amount  of the debt because  the price of the  issuer's  common  stock might not be as high as the
Manager expected.

      |X|  Hedging.  The Fund can use  hedging to  attempt to protect  against declines in the market  value of its  portfolio,  to permit the Fund to retain unrealized gains in the value of portfolio  securities that have  appreciated, or to facilitate selling securities for investment  reasons. To do so the Fund could:
o     buy puts on securities, or
o     write covered calls on securities.  Covered calls can also be written on debt securities to attempt to increase the Fund's income.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The particular  options the Fund can use are described  below. The Fund may employ other hedging  instruments and strategies in the future,  if those  investment methods are consistent  with the Fund's  investment  objective and fundamental policies,  are permissible under applicable regulations governing the Fund and are approved by the Fund's Board of Trustees.

      The Fund can buy and sell only certain  kinds of put options  (puts) and call options (calls).  The Fund limits its options trading activity to writing covered  calls  on  stocks  (including  the  stock  underlying  a  convertible security the Fund owns),  purchasing put options on stocks,  and entering into closing transactions. These strategies are described below.

            o Writing  Covered  Call  Options.  The Fund can  write  (that is, sell) call  options on stocks.  The Fund's call writing is subject to a number of restrictions:
(1)   Calls the Fund sells must be listed on a national securities exchange.
(2)   Each call the Fund writes  must be  "covered"  while it is  outstanding.
               That  means  the Fund  must own the stock on which the call was written  or must own a security  convertible  into the stock on which the option is written.
(3)   As a fundamental  policy,  the Fund cannot write a call that would cause the value of its securities  underlying call options (valued at the lower of the  option  price or market  value) to exceed 25%
               of its net assets.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a  corresponding  call on the same security  during the call period at a fixed exercise price regardless of market price changes during the call period.  The call  period is usually  not more than nine  months.  The  exercise  price may differ  from  the  market  price  of the  underlying  security.  The  Fund has retained  the risk of loss  that  the  price of the  underlying  security  may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the  call  price,  it is  likely  that  the  call  will  lapse  without  being exercised.  In that  case  the  Fund  would  keep  the  cash  premium  and the investment.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank, will act as the Fund's escrow agent through the facilities of the Options Clearing  Corporation  ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges,  or as to other acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration  of the calls or upon the
Fund's entering into a closing purchase transaction.

      The  Fund may buy  calls  only to close  out a call it has  written,  as discussed above. Calls the Fund buys must be listed on a securities  exchange.
To terminate its obligation on a call it has written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending upon whether the net of the amount of the option  transaction  costs and the premium received on the call the Fund wrote was more or less  than the price of the call the Fund  purchased  to close out
the   transaction.   A  profit  may  also  be  realized  if  the  call  lapses
unexercised,  because  the Fund  retains  the  underlying  investment  and the premium  received.  Any such profits are considered  short-term  capital gains for federal  income tax purposes,  as are the premiums on lapsed  calls.  When distributed  by the Fund they are  taxable  as  ordinary  income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a market,  it will  have to hold  the  callable  securities  until  the call  expires  or is exercised.

            o  Purchasing  Puts.  The Fund may buy only those puts that relate to stocks,  including  stocks  underlying the convertible  securities that the
Fund  owns.  The Fund may not sell  puts  other  than  puts it has  previously purchased, to close out a position.

      When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying  investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.  Buying a put on a stock  enables  the Fund to  protect  itself  during  the put  period against  a  decline  in the  value  of the  underlying  investment  below  the exercise price.  If the market price of the underlying  investment is equal to or above  the  exercise  price  and as a result  the put is not  exercised  or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will lose its premium  payment  and the right to sell the  underlying investment.  A put  may be  sold  prior  to  expiration  (whether  or not at a profit).

            o Risks of Hedging with  Options.  The use of hedging  instruments requires  special  skills and  knowledge  of  investment  techniques  that are different  than what is  required  for  normal  portfolio  management.  If the
Manager  uses a  hedging  instrument  at  the  wrong  time  or  judges  market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate. The Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an  underlying  investment in connection  with the exercise of a call or put. Such  commissions  might be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular option.

            o  Regulatory  Aspects of  Hedging  Instruments.  The  Commodities
Futures Trading  Commission (the "CFTC")  recently  eliminated  limitations on futures trading by certain regulated entities including registered  investment companies  and  consequently  registered  investment  companies  may engage in unlimited  futures  transactions  and options  thereon  provided that the Fund claims an exclusion from  regulation as a commodity  pool  operator.  The Fund has claimed such an exclusion from  registration  as a commodity pool operator under  the  Commodity  Exchange  Act  ("CEA").  The Fund may use  futures  and options for hedging and  non-hedging  purposes to the extent  consistent  with its investment  objective,  internal risk management guidelines adopted by the
Fund's  investment  advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's  prospectus or this  statement of additional information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Based on interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases a future, it must segregate liquid assets in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

      |X| Temporary Defensive and Interim Investments.  When market,  economic or political conditions are unstable,  or the Manager believes it is otherwise appropriate to reduce holdings in stocks,  the Fund can invest in a variety of debt  securities  for defensive  purposes.  The Fund can also  purchase  these securities for liquidity  purposes to meet cash needs due to the redemption of
Fund shares,  or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:

o     high-quality,   (rated   in   the   top   two   rating   categories   of
         nationally-recognized  rating  organizations or deemed by the Manager to be of comparable  quality)  short-term  money market  instruments, including  those  issued by the U. S.  Treasury  or other  government agencies,
o     commercial  paper  (rated  in  the  top  two  rating   categories  of  a
         nationally-recognized  rating  organization)  short-term,  unsecured, promissory notes of domestic or foreign companies,
o     debt obligations of corporate issuers,  rated investment grade (rated at least Baa by Moody's or at least BBB by S&P, or a  comparable  rating by another rating  organization) or unrated  securities judged by the
         Manager to be of a quality  comparable  to rated  securities in those categories,
o     certificates  of  deposit  and  bankers'  acceptances  of  domestic  and foreign banks and savings and loan associations, and
o     repurchase agreements.

      Short-term debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can normally be disposed of quickly, are not generally  subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than  longer-term  debt securities.

Investment  in Other  Investment  Companies.  The Fund can also  invest in the securities of other  investment  companies,  which can include open-end funds, closed-end funds and unit investment  trusts,  subject to the limits set forth in the  Investment  Company Act of 1940 (the  "Investment  Company  Act") that apply to those  types of  investments.  For  example,  the Fund can  invest in
Exchange-Traded  Funds,  which are typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income  markets represented by the Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

      Investing  in another  investment  company  may  involve  the payment of substantial  premiums above the value of such investment  company's  portfolio securities  and is subject to limitations  under the  Investment  Company Act.
The Fund does not intend to invest in other  investment  companies  unless the
Manager  believes that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder  of an investment company,  the Fund would be subject to its  ratable  share of that  investment company's expenses,  including its advisory and administration  expenses.  The
Fund does not anticipate  investing a substantial  amount of its net assets in shares of other investment companies.

Other Investment Restrictions

      |X| What Are  "Fundamental  Policies"?  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act,  such a  "majority"  vote is defined as the vote of the holders of the lesser of:
o     67% or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if  the  holders  of  more  than  50%  of  the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is not a fundamental  policy,  but will not be changed  without  approval by the Fund's  Board of  Trustees  and prior notice to  shareholders.  Other  policies  described in the Prospectus or this
Statement  of  Additional  Information  are  "fundamental"  only if  they  are identified  as such.  The Fund's Board of Trustees can change  non-fundamental
policies  without  shareholder  approval.  However,   significant  changes  to
investment  policies  will be  described  in  supplements  or  updates  to the
Prospectus or this Statement of Additional  Information,  as appropriate.  The
Fund's principal investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional  Fundamental  Policies?  The following investment restrictions are fundamental policies of the Fund:

      o The Fund may not  invest  more  than  25% of the  value of the  Fund's total  assets in the  securities  of any one issuer or any group of issuers in the same industry.  However,  this  restriction does not prevent the Fund from investing  more  than 25% of its  total  assets in  securities  of the  United
States government, or its agencies or instrumentalities.

      o With  respect  to 50% of its total  assets,  the Fund  must  limit its investments to cash, cash items, U.S. government  securities and securities of issuers in which its  investments are limited to not more than 5% of the value of its total assets in the  securities of any one issuer and not more than 10%
of its total assets in the outstanding voting securities of any one issuer.

      o The Fund may not purchase securities on margin.  However, the Fund can obtain unsecured loans to purchase securities.  The aggregate of all unsecured loans,  however,  may not exceed 50% of the Fund's total  assets.  It can also borrow amounts  equivalent to up to 5% of the Fund's net assets for temporary, extraordinary or emergency purposes.

      o The Fund may not make short  sales on  securities  or maintain a short position.  An  exception  the  Fund  can do so if at all  times  when a  short position is open, the Fund owns an equal amount of the  securities  sold short or the Fund owns  securities that are  convertible  into or  exchangeable  for securities of the same issue as, and equal in amount to, the  securities  sold short,  without  payment  of further  consideration.  Not more than 10% of the
Fund's  total  assets may be held as  collateral  for these short sales at any one time.

      o The Fund may not  purchase or sell put and call  options nor write put or call options,  except as set forth in the  Prospectus or this  Statement of
Additional Information.

      o The Fund may not  invest in  warrants  in  amounts in excess of 15% of the value of its net assets.  The  valuation  of  warrants  for the purpose of that  limitation  shall be  determined  at the lower of cost or market  value.
Warrants  acquired by the Fund as part of a unit or attached to  securities at the time of purchase do not count  against  that  percentage  limitation.  Not more than 5% of the Fund's net assets may be  invested  in  warrants  that are not listed on The New York Stock Exchange or The American Stock Exchange.

      o The Fund may not make loans.  However,  this policy does not  prohibit the Fund from (1) making loans of its  portfolio  securities,  (2)  purchasing notes,  bonds or other  evidences of  indebtedness,  (3) making  deposits with banks  and other  financial  institutions,  or (4)  entering  into  repurchase agreements.

      o The Fund may not purchase or sell real estate or real estate  mortgage loans.  However,  the Fund may invest not more than 5% of its total  assets in marketable securities of real estate investment trusts.

      o The Fund may not deal in commodities or commodities contracts.

      o The Fund may not  purchase or retain  securities  of any issuer if any of its officers  and  trustees,  or any of the  officers and  directors of the
Manager or the Distributor  own  individually  beneficially  more than 0.5% of the  outstanding  securities  of  that  issuer,  or if  all of  those  persons together own more than 5% of that issuer's securities.

      o The Fund may not invest more than 5% of the value of its total  assets in securities of any company  (including its  predecessors)  that has not been in business for at least three consecutive years.

      o The Fund may not issue  any  securities  that are  senior to shares of the Fund.

      o The Fund may not underwrite securities of other issuers.

      o The Fund may not acquire  securities of any other investment  company, if as a result of that acquisition,  the Fund would own in the aggregate:  (1)
more than 3% of the voting stock of that  investment  company;  (2) securities of that  investment  company having an aggregate  value in excess of 5% of the value of the total assets of the Fund; or (3)  securities  of that  investment company and of any other  investment  companies (but excluding  treasury stock of those  funds)  having  an  aggregate  value in  excess  of 10% of the total assets of the Fund.  However,  none of these limitations applies to a security received  as a dividend  or as a result of an offer of  exchange,  a merger or plan of reorganization.

      o With  respect  to 75%  of  its  total  assets,  the  Fund  cannot  buy securities  issued  or  guaranteed  by any one  issuer  if more than 5% of the
Fund's total assets would be invested in  securities  of that issuer or if the
Fund would then own more than 10% of that  issuer's  voting  securities.  That restriction  does not  apply to cash or cash  items or  securities  issued  or guaranteed by the U.S. government or its agencies or instrumentalities.

Does the Fund Have Any Restrictions  That Are Not Fundamental?  The Fund has a
number of other  investment  restrictions  that are not fundamental  policies, which  means  that  they  can be  changed  by the  Board of  Trustees  without
shareholder   approval.   While  these  investment  policies  do  not  require
shareholder  approval to be changed, as a matter of operating policy, the Fund has  agreed  not  to  change  these  policies  without  prior  notice  to  its shareholders.  These operating  policies  provide that the Fund may not do any of the following:

      o The Fund may not invest in any issuer  for the  purpose of  exercising control or management of that issuer,  unless  approved by the Fund's Board of
Trustees.

      o The Fund may not invest any part of its total  assets in  interests in oil, gas, or other mineral  exploration or development  programs,  although it may  invest  in  securities  of  companies  which  invest in or  sponsor  such programs. The Fund may not invest in oil, gas or other mineral leases.

      o The Fund may not  invest  more than 5% of the value of its net  assets in  warrants,  valued at the lower of cost or market  value.  The Fund can buy warrants  that are not listed on The New York Stock  Exchange or The  American
Stock  Exchange,  but they  count  toward the 5% limit on  warrants  described above and may not exceed 2% of the value of the Fund's  net  assets.  Warrants acquired  by the Fund in units or attached  to  securities  are not covered by this restriction.

      o  The  Fund  cannot  invest  in  the  securities  of  other  registered investment  companies  or  registered  unit  investment  trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

      Unless the  Prospectus  or Statement of  Additional  Information  states that a percentage  restriction applies on an ongoing basis, it applies only at the time the Fund makes an  investment  (except in the case of  borrowing  and investments  in  illiquid  securities).  In that  case the Fund  need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      In  carrying   out  its  policy  with   respect  to   concentration   of
investments,  the Fund applies that policy to prohibit the Fund from making an investment  in the  securities  of any one  issuer or group of  issuers in the same industry if that  investment  would cause 25% or more of the value of the
Fund's  total assets to be invested in that  industry.  In applying its policy not to  concentrate  its  investments,  the  Fund  has  adopted  the  industry classifications  set  forth in  Appendix  B to this  Statement  of  Additional
Information. This is not a fundamental policy.

      In  carrying  out  its  policy   prohibiting   the  issuance  of  senior
securities,   the  Fund  interprets  that  policy  not  to  prohibit   certain
investment  activities  for  which  assets  of  the  Fund  are  designated  as segregated  to cover the related  obligations.  Examples  of those  activities include borrowing money,  repurchase agreements,  and contracts to buy or sell derivatives.

    Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the
    Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q,
            which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a
            15-day lag.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

          Portfolio  managers  and  analysts  may,  subject  to the  Manager's policies  on  communications  with the  press  and  other  media,  discuss portfolio  information in interviews  with members of the media, or in due diligence or similar  meetings with clients or  prospective  purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    The Chief Compliance Officer of the Fund and the Manager, Distributor,
    and Transfer Agent (the "CCO") shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons
ABG Securities
ABN AMRO
Advest
AG Edwards
American Technology Research
Auerbach Grayson
Banc of America Securities
Barclays
Baseline
Bear Stearns
Belle Haven
Bloomberg
BNP Paribas
BS Financial Services
Buckingham Research Group
Caris & Co.
CIBC World Markets
Citigroup
Citigroup Global Markets
Collins Stewart
Craig-Hallum Capital Group LLC
Credit Agricole Cheuvreux N.A. Inc.
Credit Suisse First Boston
Daiwa Securities
Davy
Deutsche Bank
Deutsche Bank Securities
Dresdner Kleinwort Wasserstein
Emmet & Co
Empirical Research
Enskilda Securities
Essex Capital Markets
Exane BNP Paribas
Factset
Fidelity Capital Markets
Fimat USA Inc.
First Albany
First Albany Corporation
Fixed Income Securities
Fortis Securities
Fox-Pitt, Kelton
Friedman, Billing, Ramsey
Fulcrum Global Partners
Garp Research
George K Baum & Co.
Goldman
Goldman Sachs
HSBC
HSBC Securities Inc
ING Barings
ISI Group
Janney Montgomery
Jefferies
Jeffries & Co.
JP Morgan
JP Morgan Securities
JPP Eurosecurities
Keefe, Bruyette & Woods
Keijser Securities
Kempen & Co. USA Inc.
Kepler Equities/Julius Baer Sec
KeyBanc Capital Markets
Leerink Swan
Legg Mason
Lehman
Lehman Brothers
Lipper
Loop Capital Markets
MainFirst Bank AG
Makinson Cowell US Ltd
Maxcor Financial
Merrill
Merrill Lynch
Midwest Research
Mizuho Securities
Morgan Stanley
Morningstar
Natexis Bleichroeder
Ned Davis Research Group
Nomura Securities
Pacific Crest
Pacific Crest Securities
Pacific Growth Equities
Petrie Parkman
Pictet
Piper Jaffray Inc.
Plexus
Prager Sealy & Co.
Prudential Securities
Ramirez & Co.
Raymond James
RBC Capital Markets
RBC Dain Rauscher
Research Direct
Robert W. Baird
Roosevelt & Cross
Russell Mellon
Ryan Beck & Co.
Sanford C. Bernstein
Scotia Capital Markets
SG Cowen & Co.
SG Cowen Securities
Soleil Securities Group
Standard & Poors
Stone & Youngberg
SWS Group
Taylor Rafferty
Think Equity Partners
Thomas Weisel Partners
UBS
Wachovia
Wachovia Corp
Wachovia Securities
Wescott Financial
William Blair
Yieldbook

How the Fund is Managed

Organization  and  History.  The  Fund is a  series  of Bond  Fund  Series,  a
Massachusetts  business  trust  organized in 1986 as an open-end,  diversified management  investment  company with an unlimited number of authorized  shares of  beneficial  interest  (that trust is  referred  to in this  section as the
"Fund's  parent  Trust"  or the  "Trust").  The  Trust  was  originally  named
Rochester  Convertible Fund and was renamed  Rochester Fund Series,  which was its name until it was renamed Bond Fund Series in 1997.  The Fund is currently the only  series of the Trust and is a  diversified  fund.  It was  called The
Bond Fund for Growth  until 1997.  In 1997 it was  re-named  Oppenheimer  Bond
Fund for  Growth.  The  Fund's  name was  changed to  Oppenheimer  Convertible
Securities Fund in 1998.

      The Fund and its  parent  Trust  are  governed  by a Board of  Trustees, which is  responsible  for  protecting  the  interests of  shareholders  under
Massachusetts  law.  The Trustees  meet  periodically  throughout  the year to oversee the Fund's (and the Trust's) activities,  review its performance,  and review the actions of the Manager.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class M and Class N. All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
 Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Audit Committee.  The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee comprised solely of
Trustees who are not "interested persons" under the Investment Company Act
(the "Independent Trustees"). The members of the Audit Committee are Paul Y.
Clinton (Chairman), Thomas W. Courtney, Robert G. Galli, Lacy B. Herrmann and
Brian Wruble. The Audit Committee held 6 meetings during the Fund's fiscal year ended December 31, 2004. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors").
Other main functions of the Audit Committee outlined in the Audit Committee
Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent registered public accounting firm regarding the Fund's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent
Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election. The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Audit Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals for the Audit Committee's consideration by mailing such information, accompanied by complete and properly supported resumes, to the Audit Committee in care of the Fund. The Audit Committee may consider such persons at such time as it meets to consider possible nominees.
The Audit Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

Trustees and Officers of the Fund. Each of the Trustees is an "Independent
Trustee" under the Investment Company Act. All of the Trustees, except for
Mr. Cannon are also directors or trustees of the following Oppenheimer funds
(referred to as "Board III Funds"):

         Bond Fund Series
         Oppenheimer MidCap Fund
         Oppenheimer Quest Capital Value Fund, Inc.
         Oppenheimer Quest For Value Funds
         Oppenheimer Quest International Value Fund, Inc.
         Oppenheimer Quest Value Fund, Inc.
         Rochester Fund Municipals
         Rochester Portfolio Series

      Mr. Cannon is a Trustee of Bond Fund Series, Rochester Fund Municipals
and Rochester Portfolio Series. In addition to being a director or trustee of the Board III Funds, Messrs. Galli and Wruble are also directors or trustees of 38 other portfolios in the OppenheimerFunds complex.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Everett, Gillespie, Murphy, Petersen, Vandehey, Vottiero,
Wixted and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board III Funds. As of
October 31, 2005 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.
In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board III Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                                   Independent Trustees
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Name, Position(s)   Principal Occupation(s) During the      Dollar Range  Aggregate Dollar
                    Past 5 Years; Other                       of Shares    Range of Shares
Held with the       Trusteeships/Directorships Held;        Beneficially    Beneficially
Fund, Length of     Number of Portfolios in the Fund        Owned in the      Owned in
Service, Age        Complex Currently Overseen                  Fund      Supervised Funds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                                               As of December 31, 2004
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Thomas W. Courtney, Principal of Courtney Associates,      $10,001-$50,000$10,001-$50,000
Chairman of the     Inc. (venture capital firm) (since
Board since 2001,   1982); General Partner of Trivest
Trustee since 1995  Venture Fund (private venture capital
Age: 72             fund); President of Investment
                    Counseling Federated Investors, Inc.
                    (1973-1982); Trustee of the following
                    open-end investment companies: Cash
                    Assets Trust (1984), PIMCO Advisors
                    VIT, Tax Free Trust of Arizona (since
                    1984) and four funds for the Hawaiian
                    Tax Free Trust. Oversees 10
                    portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
John Cannon,        Director of Neuberger Berman Income    $10,001 -      $10,001-$50,000
Trustee, since 1992 Managers Trust, Neuberger & Berman     $50,000
Age: 75             Income Funds and Neuberger Berman
                    Trust, (open-end investment
                    companies) (1995-present); Director
                    of Neuberger Berman Equity Funds
                    (open-end investment company) (since
                    November 2000); Trustee, Neuberger
                    Berman Mutual Funds (open-end
                    investment company) (since October
                    1994); Mr. Cannon held the following
                    positions at CDC Investment Advisors
                    (registered investment adviser):
                    Chairman and Treasurer (December
                    1993-February 1996), Independent
                    Consultant and Chief Investment
                    Officer (1996-June 2000) and
                    Consultant and Director (December
                    1993-February 1999). Oversees 3
                    portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Paul Y. Clinton,    Principal of Clinton Management        None           Over $100,000
Trustee, since 1995 Associates (financial and venture
Age: 74             capital consulting firm) (since
                    1996); Trustee of PIMCO Advisors VIT
                    (open-end investment company);
                    Trustee of Capital Cash Management
                    Trust (money market fund)
                    (1979-December 2004); Trustee of
                    Narragansett Insured Tax-Free Income
                    Fund (tax-exempt bond fund)
                    (1996-December 2004); Trustee of
                    Prime Cash Fund (1996-December 2004);
                    and Director of OCC Cash Reserves,
                    Inc. (open-end investment company)
                    (1989-December 2002). Oversees 10
                    portfolios in the OppenheimerFunds
                    complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Robert G. Galli,    A director or trustee of other         Over $100,000  Over $100,000
Trustee since 1998  Oppenheimer funds. Oversees 48
Age: 72             portfolios in the OppenheimerFunds
                    complex.*
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Lacy B. Herrmann,   Founder and Chairman Emeritus of       None           $10,001-$50,000
Trustee since 1995  Aquila Management Corporation
Age: 76             (open-end investment company) (since
                    December 2004); Chairman and Chief
                    Executive Officer of Aquila
                    Management Corporation (since August
                    1984); Chairman of the Board and
                    President of Aquila Management
                    Corporation (August 1984-December
                    1984); Vice President, Director and
                    Secretary of Aquila Distributors,
                    Inc. (distributor of Aquila
                    Management Corporation); Treasurer of
                    Aquila Distributors, Inc.; President
                    and Chairman of the Board of Trustees
                    of Capital Cash Management Trust
                    ("CCMT"); President and Director of
                    STCM Management Company, Inc.
                    (sponsor and adviser to CCMT);
                    Chairman, President and Director of
                    InCap Management Corporation (nature
                    of business); Sub-Advisor and
                    Administrator of Prime Cash Fund &
                    Short Term Asset Reserves (nature of
                    business); Director of OCC Cash
                    Reserves, Inc. (open-end investment
                    company) (June 2003); Trustee of OCC
                    Accumulation Trust (open-end
                    investment company); Chairman of the
                    Board of Trustees and President of
                    Hawaiian Tax-Free Trust (open-end
                    investment company) (February
                    1985-December 2003); Trustee Emeritus
                    of Brown University (since June 1983)
                    . Oversees 10 portfolios in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Brian F. Wruble,    General Partner of Odyssey Partners,   $10,001 -      Over $100,000
Trustee since 2001  L.P. (hedge fund) (since September     $50,000
 Age: 62            1995); Director of Special Value
                    Opportunities Fund, LLC (registered
                    investment company) (since September
                    2004); Director of Zurich Financial
                    Investment Advisory Board (affiliate
                    of the Manager's parent company)
                    (since October 2004); Board of
                    Governing Trustees of The Jackson
                    Laboratory (non-profit) (since August
                    1990); Trustee of the Institute for
                    Advanced Study (non-profit
                    educational institute) (since May
                    1992); Special Limited Partner of
                    Odyssey Investment Partners, LLC
                    (private equity investment) (January
                    1999-September 2004); Trustee of
                    Research Foundation of AIMR
                    (2000-2002) (investment research,
                    non-profit); Governor, Jerome Levy
                    Economics Institute of Bard College
                    (August 1990-September 2001)
                    (economics research); Director of Ray
                    & Berendtson, Inc. (May 2000-April
                    2002) (executive search firm).
                    Oversees 48 portfolios in the
                    OppenheimerFunds complex.*
-------------------------------------------------------------------------------------------
*In addition to serving as Trustee of all of the Board III Funds, Messrs. Galli
and Wruble also serve as directors or trustees of 38 other Oppenheimer funds that are not Board III Funds.

      The addresses of the officers in the chart below are as follows: for
Messrs. Everett, Gillespie, Murphy and Zack and Ms. Bloomberg, Two World
Financial Center, 225 Liberty Street, New York, New York 10281-1008, for
Messrs. Petersen, Vandehey, Vottiero, and Wixted and Ms. Ives, 6803 S. Tucson
Way, Centennial, Colorado 80112-3924. Each officer serves for an annual term or until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------------------
                                  Officers of the Fund
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Edward Everett,         Vice President of the Manager since January 2000; Assistant Vice
Vice President since    President of the Manager and of the Fund (January 1996-January
2000 and Portfolio      2000). An officer of 1 portfolio in the OppenheimerFunds complex.
Manager since 1997
Age: 39
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John V. Murphy,         Chairman, Chief Executive Officer and Director (since June 2001)
President since 2001    and President (since September 2000) of the Manager; President
Age: 56                 and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the
                        Manager's parent holding company) and of Oppenheimer Partnership
                        Holdings, Inc. (holding company subsidiary of the Manager)
                        (since July 2001); Director of OppenheimerFunds Distributor,
                        Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder
                        Financial Services, Inc. (transfer agent subsidiaries of the
                        Manager) (since July 2001); President and Director of
                        OppenheimerFunds Legacy Program (charitable trust program
                        established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                        Institutional Asset Management, Inc., Centennial Asset
                        Management Corporation, Trinity Investment Management
                        Corporation and Tremont Capital Management, Inc. (since November
                        2001), HarbourView Asset Management Corporation and OFI Private
                        Investments, Inc. (since July 2001); President (since November
                        1, 2001) and Director (since July 2001) of Oppenheimer Real
                        Asset Management, Inc.; Executive Vice President of
                        Massachusetts Mutual Life Insurance Company (OAC's parent
                        company) (since February 1997); Director of DLB Acquisition
                        Corporation (holding company parent of Babson Capital Management
                        LLC) (since June 1995); Member of the Investment Company
                        Institute's Board of Governors (since October 3, 2003); Chief
                        Operating Officer of the Manager (September 2000-June 2001);
                        President and Trustee of MML Series Investment Fund and
                        MassMutual Select Funds (open-end investment companies)
                        (November 1999-November 2001); Director of C.M. Life Insurance
                        Company (September 1999-August 2000); President, Chief Executive
                        Officer and Director of MML Bay State Life Insurance Company
                        (September 1999-August 2000); Director of Emerald Isle Bancorp
                        and Hibernia Savings Bank (wholly-owned subsidiary of Emerald
                        Isle Bancorp) (June 1989-June 1998). Oversees 77 portfolios in the OppenheimerFunds complex as a director or trustee and
                        officer and an additional 10 portfolios as an officer.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the
Vice President and      Manager (since March 2004); Vice President of OppenheimerFunds
Chief Compliance        Distributor, Inc., Centennial Asset Management Corporation and
Officer since 2004      Shareholder Services, Inc. (since June 1983). Former Vice
Age: 55                 President and Director of Internal Audit of the Manager
                        (1997-February 2004). An officer of 87 portfolios in the
                        OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since March
Treasurer since 1999    1999); Treasurer of the following: HarbourView Asset Management
Age: 45                 Corporation, Shareholder Financial Services, Inc., Shareholder
                        Services, Inc., Oppenheimer Real Asset Management Corporation,
                        and Oppenheimer Partnership Holdings, Inc. (since March 1999),
                        OFI Private Investments, Inc. (since March 2000),
                        OppenheimerFunds International Ltd. (since May 2000),
                        OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                        Management, Inc. (since November 2000), and OppenheimerFunds
                        Legacy Program (charitable trust program established by the
                        Manager) (since June 2003); Treasurer and Chief Financial
                        Officer of OFI Trust Company (trust company subsidiary of the
                        Manager) (since May 2000); Assistant Treasurer of the following:
                        OAC (since March 1999),Centennial Asset Management Corporation
                        (March 1999-October 2003) and OppenheimerFunds Legacy Program
                        (April 2000-June 2003); Principal and Chief Operating Officer of
                        Bankers Trust Company-Mutual Fund Services Division (March
                        1995-March 1999). An officer of 87 portfolios in the
                        OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Brian Petersen,         Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer     Manager/Financial Product Accounting of the Manager (November
since 2004              1998-July 2002). An officer of 87 portfolios in the
Age: 35                 OppenheimerFunds complex.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Philip F. Vottiero,     Vice President/Fund Accounting of the Manager (since March
Assistant Treasurer     2002); Vice President/Corporate Accounting of the Manager (July
since 2002              1999-March 2002); Chief Financial Officer of Sovlink Corporation
Age: 42                 (April 1996-June 1999). An officer of 87 portfolios in the
                        OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Robert G. Zack,         Executive Vice President (since January 2004) and General
Secretary since 2001    Counsel (since March 2002) of the Manager; General Counsel and
Age: 57                 Director of the Distributor (since December 2001); General
                        Counsel of Centennial Asset Management Corporation (since
                        December 2001); Senior Vice President and General Counsel of
                        HarbourView Asset Management Corporation (since December 2001);
                        Secretary and General Counsel of OAC (since November 2001);
                        Assistant Secretary (since September 1997) and Director (since
                        November 2001) of OppenheimerFunds International Ltd. and
                        OppenheimerFunds plc; Vice President and Director of Oppenheimer
                        Partnership Holdings, Inc. (since December 2002); Director of
                        Oppenheimer Real Asset Management, Inc. (since November 2001);
                        Senior Vice President, General Counsel and Director of
                        Shareholder Financial Services, Inc. and Shareholder Services,
                        Inc. (since December 2001); Senior Vice President, General
                        Counsel and Director of OFI Private Investments, Inc. and OFI
                        Trust Company (since November 2001); Vice President of
                        OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                        President and General Counsel of OFI Institutional Asset
                        Management, Inc. (since November 2001); Director of
                        OppenheimerFunds (Asia) Limited (since December 2003); Senior
                        Vice President (May 1985-December 2003), Acting General Counsel
                        (November 2001-February 2002) and Associate General Counsel (May
                        1981-October 2001) of the Manager; Assistant Secretary of the
                        following: Shareholder Services, Inc. (May 1985-November 2001),
                        Shareholder Financial Services, Inc. (November 1989-November
                        2001), and OppenheimerFunds International Ltd. (September
                        1997-November 2001). An officer of 87 portfolios in the
                        OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager; Vice
since 2001              President (since 1999) and Assistant Secretary (since October
Age: 40                 2003) of the Distributor; Assistant Secretary of Centennial
                        Asset Management Corporation (since October 2003); Vice
                        President and Assistant Secretary of Shareholder Services, Inc.
                        (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                        Program and Shareholder Financial Services, Inc. (since December
                        2001); Assistant Counsel of the Manager (August 1994-October
                        2003). An officer of 87 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since May
Assistant Secretary     2004); First Vice President (April 2001-April 2004), Associate
since 2004              General Counsel (December 2000-April 2004), Corporate Vice
Age: 37                 President (May 1999-April 2001) and Assistant General Counsel
                        (May 1999-December 2000) of UBS Financial Services Inc.
                        (formerly, PaineWebber Incorporated). An officer of 87
                        portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary     (since September 2004); Mr. Gillespie held the following
since 2004              positions at Merrill Lynch Investment Management: First Vice
Age: 41                 President (2001-September 2004); Director (2000-September 2004)
                        and Vice President (1998-2000). An officer of 87 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------

      |X|                 Remuneration of the Officers and Trustees. The
officers and the interested Trustees of the Fund who are affiliated with the
Manager receive no salary or fee from the Fund. The Independent Trustees'
compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended December 31, 2004. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2004. The amounts shown for Mr. Cannon relate solely to Bond Fund Series, Rochester Fund Municipals and Rochester
Portfolio Series as Mr. Cannon serves as Trustee of those Board III Funds only.

----------------------------------------------------------------------------------------
Trustee Name and Other     Aggregate     Retirement     Estimated           Total
                                          Benefits                      Compensation
                                         Accrued as                     From the Fund
                          Compensation    Part of    Annual Benefits  and Fund Complex
Fund Position(s)            From the        Fund           Upon            Paid to
(as applicable)             Fund(1)       Expenses    Retirement(2)      Trustees(3)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Thomas W. Courtney           $6,929        $2,933        $78,862         $172,071(4)
Chairman of the Board
and Audit Committee
Member
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
John Cannon                  $3,950        $1,442       $24,533(9)       $36,054(9)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Paul Y. Clinton              $6,789        $3,339        $76,994         $166,389(5)
Audit Committee Chairman
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Robert G. Galli              $6,350        $1,926       $80,923(6)       $237,312(7)
Audit Committee Member
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Lacy B. Herrmann             $6,650        $2,682        $74,648         $161,071(8)
Audit Committee Member
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
------------------------     $6,650        $1,235        $22,238          $111,000
Brian F. Wruble
------------------------
Audit Committee Member
----------------------------------------------------------------------------------------
1.   "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any, for a Trustee.
2.   "Estimated Annual Retirement Benefits to be Paid Upon Retirement" is
     based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits as described below under
     "Retirement Plan for Trustees." Actual benefits upon retirement may vary based on retirement age, years of service and benefit payment elections of the Trustee.
3.   "Total Compensation From the Fund and Fund Complex" includes fees, deferred compensation (if any) and accrued retirement benefits (if any).
     For purposes of this section only, in accordance with the instructions for Form N-1A, "Fund Complex" includes the Oppenheimer funds and one open-end investment company, PIMCO Advisors VIT ("PIMCO") (formerly OCC
     Accumulation Trust) for which the Fund's former Sub-Adviser acts as the investment adviser. The Manager does not consider PIMCO to be part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.
4.   Includes $51,071 ($26,750 compensation and $24,321 accrued retirement benefits) from PIMCO, with respect to Mr. Courtney's service as a trustee of that fund.
5.   Includes $50,389 ($26,500 compensation and $23,889 accrued retirement benefits) from PIMCO, with respect to Mr. Clinton's service as a trustee of that fund.
6.   Includes $43,933 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 38 other Oppenheimer funds (at December 31,
     2004) that are not Board III funds.
7.   Includes $129,312 for serving as a director or trustee of 38 other
     Oppenheimer funds (at December 31, 2004) that are not Board III Funds.
8.   Includes $50,071 ($25,750 compensation and $24,321 accrued retirement benefits) from PIMCO, with respect to Mr. Herrmann's service as a trustee of that fund.
9.   Total Compensation and Estimated Annual Retirement Benefits for Mr.
     Cannon are for serving as a trustee of the Fund and two other funds in the Fund Complex.

Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80%
of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. Trustees must serve as director or trustee for any of the Board III Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of retirement benefits a
Trustee will receive depends on the amount of the Trustee's compensation, including future compensation and the length of his or her service on the
Board.

o     Deferred Compensation Plan for Trustees. The Board of Trustees has
adopted a Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      Major Shareholders. As of March 31, 2005, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:
MLPF&S  for the sole  benefit  of its  customers,  Attn:  Fund  Administration
#97JR0,  4800 Deal Lake Dr. E. Fl. 3, Jacksonville,  FL 32246-6484 which owned
2,203,338.081 Class A shares (9.82% of the Class A shares then outstanding).

Citigroup Global Markets Inc.,  Attn:  Cindy Tempesta,  7th Fl., 333 West 34th
Street,  New York,  NY  10001-2483  which owned  1,320,485.615  Class A shares
(5.88% of the Class A shares then outstanding).

MLPF&S  for the sole  benefit  of its  customers,  Attn:  Fund  Administration
#97GF7,  4800 Deal Lake Dr. E. Fl. 3, Jacksonville,  FL 32246-6484 which owned
1,001,855.956 Class B shares (17.55% of the Class B shares then outstanding).

MLPF&S  for the sole  benefit  of its  customers,  Attn:  Fund  Administration
#97JR1,  4800 Deal Lake Dr. E. Fl. 3, Jacksonville,  FL 32246-6484 which owned
1,257,830.590 Class C shares (22.04% of the Class C shares then outstanding).

Citigroup Global Markets Inc.,  Attn:  Cindy Tempesta,  7th Fl., 333 West 34th
Street,  New York, NY 10001-2483 which owned 329,438.818 Class C shares (5.77%
of the Class C shares then outstanding).

MLPF&S for the sole benefit of its customers, Attn: Fund Administration,  4800
Deal Lake Dr. E. Fl. 3,  Jacksonville,  FL 32246-6484 which owned  960,309.882
Class M shares (13.63% of the Class M shares then outstanding).

Citigroup Global Markets Inc.,  Attn:  Cindy Tempesta,  7th Fl., 333 West 34th
Street,  New York,  NY  10001-2483  which owned  1,061,190.640  Class M shares
(15.06% of the Class M shares then outstanding).

MLPF&S for the sole benefit of its customers, Attn: Fund Administration,  4800
Deal Lake Dr. E. Fl. 3,  Jacksonville,  FL 32246-6484  which owned  13,812.771
Class N shares (7.25% of the Class N shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

      Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and the Manager where a directly-controlled affiliate of the Manager manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's
Portfolio Proxy Voting Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     In general, the Fund opposes "anti-takeover" proposals and supports the elimination of anti-takeover proposals, absent unusual
         circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
         super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

o     The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.
The management fees paid by the Fund to the Manager during its last three fiscal years were:

--------------------------------------------------------------------------------
Fiscal Year ended 12/31:         Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2002                                    $2,848,275
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2003                                    $2,755,382
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2004                                    $2,940,552
--------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

 Portfolio  Manager.  The  Fund's  portfolio  is  managed  by  Edward  Everett
(referred to as the "Portfolio  Manager").  He is the person  responsible  for the day-to-day management of the Fund's investments.

      Other Accounts Managed.  As of December 31, 2004, Mr. Everett
did not manage any other fund or account. However, he may be responsible for the management of another fund or account in the future. Potentially, at times, any such responsibilities could conflict with the interests of the
Fund. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the
Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

     Compensation of the Portfolio Manager.  The Fund's Portfolio Manager is
employed and compensated by the Manager, not the Fund. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers and analysts interests with the success of the funds and accounts and their shareholders.
The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31,
2004, the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against, an appropriate
Lipper benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper - Convertible Securities Fund Index. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
Portfolio Manager's compensation is not based on the total value of the
Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts that may be managed by the
Portfolio Manager.

      Ownership of Fund Shares. As of December 31, 2004, the Portfolio
Manager beneficially owned shares of the Fund as follows:

         --------------------------------------------------------------
         Portfolio Manager  Range of Shares  Beneficially Owned in the
                            Fund
         --------------------------------------------------------------
         --------------------------------------------------------------
         Edward Everett     $100,001 - $500,000
         --------------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the
"best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The
Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

    Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

    Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

    However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the
Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

   ---------------------------------------------------------------------
      Fiscal Year Ended      Total Brokerage Commissions Paid by the
           12/31:                            Fund(1)
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
            2002                             $273,558
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
            2003                             $200,248
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
            2004                           $126,688(2)
   ---------------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.
2.    In the fiscal year ended  December 31,  2004, the amount of transactions directed to brokers for research  services was  $1,818,267 and amount of the  commissions  paid to  broker-dealers  for those services was $4,000.

Distribution and Service Plans
The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

----------------------------------------------------------------------------
Fiscal    Aggregate        Class A         Aggregate        Class M
                           Front-End                        Front-End
Year      Front-End Sales  Sales Charges   Front-End Sales  Sales Charges
Ended     Charges on       Retained by     Charges on       Retained by
12/31:    Class A Shares   Distributor(1)  Class M Shares   Distributor(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  2002        245,040          $62,691         $26,914          $5,185
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  2003        496,856         $248,513         $33,315          $7,400
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  2004        449,078         $131,622         $33,315          $6,967
----------------------------------------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

----------------------------------------------------------------------------
Fiscal    Concessions  Concessions   Concessions  Concessions   Concessions
Year      on Class A                 on Class C   on Class M    on Class N
Ended     Shares       on Class B    Shares       Shares        Shares
12/31:    Advanced by  Shares        Advanced by  Advanced by   Advanced
          Distributor(1Advanced by   Distributor(1Distributor(1)by
                       Distributor(1)                           Distributor(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  2002      $24,972      $367,794      $48,707         $0         $2,617
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  2003      $32,195      $689,693      $121,293       $108        $7,358
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  2004      $18,158      $343,428      $105,744        $0         $7,926
----------------------------------------------------------------------------
1.    The   Distributor    advances    concession    payments   to   financial
   intermediaries  for  certain  sales of Class A  shares  and for  sales of
   Class B, Class C, Class M and Class N shares  from its own  resources  at the time of sale.

----------------------------------------------------------------------------
Fiscal    Class A      Class B       Class C      Class M       Class N
                       Contingent    Contingent   Contingent    Contingent
          Contingent   Deferred      Deferred     Deferred      Deferred
Year      Deferred     Sales         Sales        Sales         Sales
Ended     Sales        Charges       Charges      Charges       Charges
12/31:    Charges      Retained by   Retained by  Retained by   Retained
          Retained by  Distributor   Distributor  Distributor   by
          Distributor                                           Distributor
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  2002       $2,677      $878,780       $8,296         $0           $24
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  2003       $6,904      $325,658       $5,278         $0          $889
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  2004       $2,108      $242,429      $14,123         $0         $2,508
----------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C, Class M and
Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended December 31, 2004 payments under the Class A plan totaled $771,143, of which $11,824 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $36,541 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to
Class A shares in any fiscal year cannot be recovered in subsequent years.
The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C, Class M and Class N Distribution and Service Plan
Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the
Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The
Class M plan allows the Distributor to be reimbursed for its services and costs in distributing Class M shares and servicing accounts. However, effective February 11, 2004, the Board has set the 0.50% annual asset based sales charge at zero. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C, Class M and Class N shares are purchased.
After the first year Class B, Class C, Class M or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C, Class M or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.
Class B, Class C, Class M or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B,
Class C, Class M and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00%, the asset-based sales charge and service fees increase Class N expenses by 0.50%, and the service fees increase Class M expenses by 0.25% of the net assets per year of the respective classes.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more.  Although the Class M Plan permits the
Fund to pay the Distributor a 0.50%  asset-based  sales charge  annually,  the
Board has set that payment at zero. If a dealer has a special  agreement  with the  Distributor,  the  Distributor  will pay the Class B,  Class C or Class N service  fee and the  asset-based  sales  charge or the Class M service fee to the dealer  quarterly in lieu of paying the sales  concession  and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

--------------------------------------------------------------------------------
 Distribution Fees Paid to the Distributor for the Fiscal Year Ended 12/31/04
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Class:      Total Payments      Amount       Distributor's    Distributor's
                                                  Aggregate      Unreimbursed
                                                 Unreimbursed    Expenses as %
                                 Retained by    Expenses Under   of Net Assets
                 Under Plan      Distributor         Plan          of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Plan     $1,027,329      $794,701(1)      $2,725,440         3.21%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Plan      $824,144       $153,370(2)      $2,181,422         2.69%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class M Plan      $307,581          $0(3)             $0             0.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Plan       $8,890         $6,370(4)        $27,851           1.31%
--------------------------------------------------------------------------------
1.    Includes  $8,593  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $15,195  paid  to an  affiliate  of the  Distributor's  parent company.
3.    Includes  $7,288  paid  to an  affiliate  of  the  Distributor's  parent company.
4.    Includes $352 paid to an affiliate of the Distributor's parent company.

      All  payments  under the Class B, Class C, Class M and Class N plans are subject  to the  limitations  imposed  by the  Conduct  Rules of the  National
Association  of  Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive reallowance of commissions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries as sales
              commissions (see "About Your Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2004, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  ADVEST INC.                             AEGON
  A.G. Edwards & Sons, Inc                AIG Network
  Allianz Life Insurance Company          Allstate Life Insurance Company
  Ameritas Life Insurance Corporation     American Centurian Life Insurance
  American Enterprise Life Insurance      American Express Financial Advisors
                                          Inc.
  American Portfolios                     Annuity Investors Life
  AXA Advisors                            Banc One Securities Corporation
  Bank of New York                        Cadaret Grant & Co. Inc.
  Charter One Securities Inc.             Chase Investment Services
  Citigroup Financial Network             CitiStreet
  Citizens Bank of Rhode Island           CJM Planning Corp.
  Columbus Life Insurance Company         Commonwealth Financial Network
  CUNA Brokerage Services Inc.            CUSO Financial Services, L.P.
  Federal Kemper                          First Allied Securities Inc
  First Global Capital                    GE Financial Assurance
  GlenBrook Life and Annuity Co.          Great West Life & Annuity Co., Inc.
  HD Vest                                 Hewitt Associates
  HSBC Brokerage (USA) Inc.               ING Network
  Jefferson Pilot Securities Corporation  John Hancock Variable Life Insurance
                                          Company
  Kemper Life Assurance Company           Legend Equities Corporation
  Legg Mason Wood Walker, Incorporated    Lincoln National Life Insurance
                                          Company
  Lincoln Financial Advisors Corporation  Lincoln Investment Planning
  Linsco/Private Ledger Corp.             MassMutual Financial Group and
                                          affiliates
  McDonald Investments, Inc.              Merrill Lynch & Co., Inc. and
                                          affiliates
  Metlife and affiliates                  Minnesota Life Insurance Company
  Morgan Stanley DW Inc.                  NPH Network
  Nationwide and affiliates               New York Life Securities, LLC
  PacLife Network                         Park Avenue Securities LLC
  Planmember Securities Corporation       Prime Capital Services, Inc.
  Princor Financial Services Corporation  Protective Life Insurance Co.
  Provident Mutual Insurance Company      Prudential Investment Management
                                          Services LLC
  Raymond James Financial Services, Inc.  Raymond James & Associates, Inc.
  RBC Dain Rauscher Inc.                  Securities America, Inc.
  Security Benefit Life Insurance Company Signator Investments
  Sun Life Insurance Company              Suntrust Investment Services, Inc.
  Tower Square Securities, Inc            Travelers Life & Annuity Co., Inc.
  UBS Financial Services Inc.             Union Central Life Insurance Company
  Wachovia Securities LLC                 Wells Fargo Investments, LLC

      For the year ended December 31, 2004, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

  ABN AMRO                                ADP
  Alliance Benefit Group                  AMVESCAP Retirement Plans
  American Stock & Transfer               Baden Retirement
  BCG                                     Benefit Administration Co., LLC
  Benefit Administration, Inc.            Benefit Plans Administrative Services
  Benetech, Inc.                          BISYS Retirement Services
  Boston Financial Data Services          Ceridian
  Circle Trust Company                    Citigroup
  CitiStreet                              CPI
  Daily Access.Com, Inc.                  Digital Retirement Solutions
  Dyatech                                 ERISA Administrative Services, Inc.
  ExpertPlan.com                          FAScore
  FBD Consulting                          Federated Investors
  Fidelity Institutional                  First National Bank of Omaha
  First Trust Corp.                       Franklin Templeton
  Geller Group                            Gold K
  Great West Financial Services           Hartford Life Insurance Co.
  Equities, Inc.
  ICMA - RC Services                      In West Pension Mgmt
  Independent Plan Coordinators           Ingham Group
  Interactive Retirement Systems, Ltd.    Invesmart, Inc.
  Kaufman & Goble                         Leggette & Co., Inc.
  Manulife                                MassMutual Financial Group and
                                          affiliates
  Matrix Settlement & Clearance Services  Mellon HR Solutions
  Merrill Lynch & Co., Inc.               Metavante
  Metlife Securities Inc.                 MFS Investment Management
  Mid Atlantic Capital Corp.              Milliman USA
  Morgan Stanley DW Inc.                  National City Bank
  National Financial Services Corp.       National Investors Services Corp.
  Nationwide Investment Service Corp.     New York Life Investment Management,
                                          Inc.
  Northwest Plan Services                 Pension Administration and Consulting
  PFPC, Inc.                              PSMI Group
  Putnam Fiduciary Trust Company          Quads Trust Company
  RSM McGladrey                           SAFECO
  Charles Schwab & Co., Inc.              Security Trust Company
  Sentinel / National Life                Standard Insurance Co
  Stanley, Hunt, Dupree & Rhine           State Street Bank & Trust Company
  Suntrust Investment Services, Inc.      Swerdlin & Co.
  T. Rowe Price Brokerage Services, L.P.  Taylor, Perky & Parker, LLC
  The 401k Company                        The Investment Center, Inc.
  Trusource                               Union Bank and Trust Co.
  USI Consulting Group                    Vanguard Group
  Web401K.com                             Wilmington Trust Company

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

Standardized Yield  = 2[( a - b +1)(6) -1 ]
                          ------
                           cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A and Class M shares includes the current maximum initial sales charge. The maximum offering price for Class B,
Class C and Class N shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A and
Class M dividend yield may also be quoted without deducting the maximum initial sales charge.

--------------------------------------------------------------------
The Fund's Yields for the 30-Day Periods Ended 12/31/2004
--------------------------------------------------------------------
--------------------------------------------------------------------
Class of        Standardized Yield            Dividend Yield
Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
               Without       After        Without         After
                Sales        Sales         Sales          Sales
               Charge        Charge        Charge        Charge
--------------------------------------------------------------------
--------------------------------------------------------------------
Class A         3.18%        3.00%         9.21%          8.69%
--------------------------------------------------------------------
--------------------------------------------------------------------
Class B         2.32%         N/A          8.39%           N/A
--------------------------------------------------------------------
--------------------------------------------------------------------
Class C         2.40%         N/A          8.45%           N/A
--------------------------------------------------------------------
--------------------------------------------------------------------
Class M         3.21%        3.10%         9.24%          8.94%
--------------------------------------------------------------------
--------------------------------------------------------------------
Class N         2.71%         N/A          8.75%           N/A
--------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75%, and for Class M, the current maximum initial sales charge of 3.25% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n - 1  = Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P
o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C, Class M or
Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------
The Fund's Total Returns for the Periods Ended 12/31/2004
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total  Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year            5-Year           10-Year
                                                (or life of       (or life of
                                               class if less)   class if less)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class     108.33%  121.04%   1.55%    7.74%    1.43%    2.64%   7.89%    8.55%
A(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class
B(2)      111.31%  111.31%   1.92%    6.92%    1.53%    1.84%   8.05%    8.05%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class
C(3)       76.11%   76.11%   5.89%    6.89%    1.86%    1.86%   6.64%    6.64%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class
M(4)      124.33%  131.87%   4.19%    7.69%    1.58%    2.25%   8.41%    8.77%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class
N(5)       18.61%   18.61%   6.31%    7.31%    4.55%    4.55%    N/A      N/A
---------------------------------------------------------------------------------
1.    Inception of Class A:   5/1/95.
2.    Inception of Class B:   5/1/95.
3.    Inception of Class C:   3/11/96.
4.    Inception of Class M:   6/3/86.
5.    Inception of Class N:   3/1/01.

-----------------------------------------------------------------------------
  Average Annual Total Returns for Class M(1) Shares (After Sales Charge)
                      For the Periods Ended 12/31/2004
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                 1-Year          5-Year          10-Year
                                              (or life of      (or life of
                                             class if less)  class if less)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on Distributions      2.50           -0.47            5.67
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on                    2.73            0.11            5.62
Distributions and
Redemption of Fund Shares
-----------------------------------------------------------------------------
   1. Inception of Class M: 6/3/86.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among convertibles.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund                Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Developing Markets Fund       Street Fund III
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Dividend Growth Fund          Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer   International   Diversified
Fund                                      Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer International Value Fund      Rochester Fund Municipals
Oppenheimer   Limited   Term   California
Municipal Fund                            Oppenheimer Portfolio Series:
                                            Active Allocation Fund
                                            Aggressive Investor Fund
                                            Conservative Investor Fund
Oppenheimer Limited-Term Government Fund    Moderate Investor Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter.
Class A shares of Oppenheimer Money Market Fund and Oppenheimer Cash Reserves
on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter.
Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C, Class M or Class N shares and the dividends payable on
Class B, Class C, Class M or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.
Although the Class M Plan permits the Fund to pay the Distributor a 0.50%
asset-based sales charge annually, the Board has set that payment at zero.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B, Class C, Class M or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.

      Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are  not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
            Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Recordkeeper Pro and Pension Alliance Retirement
            Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days
(for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and
Asian stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange or on NASDAQ(R)
are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R)on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A or Class M shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C and Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt
                                             Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund      Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected Main
                                             Street Fund II
   Oppenheimer AMT-Free New York             Oppenheimer Pennsylvania Municipal
   Municipals                                Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester National
                                             Municipals
   Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Limited Term California       Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal
   Fund
   Oppenheimer Money Market Fund, Inc.

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund     Oppenheimer Limited Term California
                                            Municipal Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Champion Income Fund         Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Rochester National Municipals
   Oppenheimer Dividend Growth Fund         Oppenheimer Total Return Bond Fund
   Oppenheimer Gold & Special Minerals Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.
o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund III until after the expiration of the warranty period
      (12/16/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Limited Term California Municipal
Fund, Limited-Term Government Fund, Limited Term Municipal Fund, Limited Term
New York Municipal Fund and Oppenheimer Senior Floating Rate Fund, the Class
B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class
B shares.

o     With respect to Class B shares of Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer
Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class M shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. The Fund may be subject to U.S. Federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders. To avoid imposition of the interest charge, the
Fund may elect to "mark to market" all PFIC shares that it holds at the end of each taxable year. In that case, any increase or decrease in the value of those shares would be recognized as ordinary income or as ordinary loss (but only to the extent of previously recognized "mark-to-market" gains).

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.
KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER BOND FUND SERIES:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Convertible Securities Fund (a portfolio of the Bond Fund Series), including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Convertible Securities Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP

Denver, Colorado
February 8, 2005

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------

CONVERTIBLE CORPORATE BONDS AND NOTES--64.2%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.9%
------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Goodyear Tire & Rubber Co. (The), 4% Cv. Sr. Nts., 6/15/34 1       $   2,500,000   $   3,612,500
------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.4%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                5,000,000       7,568,750
------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23 1      3,000,000       3,603,750
------------------------------------------------------------------------------------------------
International Game Technology, 1.30% Cv. Sr. Unsec. Unsub.
Debs., 1/29/33 2                                                       6,000,000       4,612,500
------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 38.15% Cv. Sr. Unsec. Unsub.
Liquid Yield Option Nts., 2/2/21 2                                     5,000,000       3,218,750
------------------------------------------------------------------------------------------------
Scientific Games Corp., 0.75% Cv. Sr. Sub. Nts., 12/1/24 1             3,500,000       3,661,875
------------------------------------------------------------------------------------------------
Shuffle Master, Inc.:
1.25% Cv. Sr. Unsec. Nts., 4/15/24 1                                   2,000,000       2,505,000
1.25% Cv. Sr. Unsec. Nts., 4/15/24                                       500,000         626,250
                                                                                   -------------
                                                                                      25,796,875

------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Beazer Homes USA, Inc., 4.625% Cv. Sr. Nts., 6/15/24 1                 4,500,000       5,613,750
------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.2%
Eastman Kodak Co., 3.375% Cv. Sr. Nts., 10/15/33 1                     3,000,000       3,768,750
------------------------------------------------------------------------------------------------
Hasbro, Inc., 2.75% Cv. Sr. Unsec. Debs., 12/1/21                      3,000,000       3,247,500
                                                                                   -------------
                                                                                       7,016,250

------------------------------------------------------------------------------------------------
MEDIA--6.2%
Charter Communications, Inc., 5.875% Cv. Sr. Nts., 11/16/09 1          2,000,000       2,262,500
------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.:
1.875% Cv. Sub. Nts., 2/15/11 1                                        4,000,000       3,635,000
1.875% Cv. Sub. Nts., 2/15/11                                          1,000,000         908,750
------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The):
4.50% Cv. Sr. Unsec. Nts., 3/15/23 1                                   3,000,000       3,945,000
4.50% Cv. Sr. Unsec. Nts., 3/15/23                                     1,500,000       1,972,500
------------------------------------------------------------------------------------------------
Liberty Media Corp.:
0.75% Exchangeable Sr. Unsec. Debs., 3/30/23 (exchangeable
for Time Warner, Inc. common stock) 1                                  8,000,000       9,670,000
3.25% Exchangeable Sr. Unsec. Debs., 3/15/31 (exchangeable for
Viacom, Inc. Cl. B common stock or cash based on the value thereof)    6,000,000       5,917,500
------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23             7,500,000       8,381,250
                                                                                   -------------
                                                                                      36,692,500

                  21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------

SPECIALTY RETAIL--2.6%
Gap, Inc. (The), 5.75% Cv. Sr. Unsec. Nts., 3/15/09 1              $   3,000,000   $   3,993,750
------------------------------------------------------------------------------------------------
Lowe's Cos., Inc., 0.861% Cv. Sr. Nts., 10/19/21 3                     5,500,000       5,816,250
------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The):
1.22% Cv. Unsec. Sub. Liquid Yield Option Nts., 2/13/21 2              2,000,000       1,765,000
1.66% Cv. Unsec. Sub. Liquid Yield Option Nts., 2/13/21 1,2            4,000,000       3,530,000
                                                                                   -------------
                                                                                      15,105,000

------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Reebok International Ltd., 2% Cv. Sr. Unsec. Nts., Series B, 5/1/24    5,000,000       5,462,500
------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.6%
------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Costco Cos., Inc., 50.55% Cv. Sub. Nts., 8/19/17 2                     3,000,000       3,307,500
------------------------------------------------------------------------------------------------
ENERGY--4.9%
------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.3%
Halliburton Co.:
3.125% Cv. Sr. Nts., 7/15/23 1                                         5,000,000       6,175,000
3.125% Cv. Sr. Nts., 7/15/23                                           1,000,000       1,235,000
------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33 1                5,000,000       5,443,750
------------------------------------------------------------------------------------------------
Schlumberger Ltd., 1.50% Cv. Sr. Unsec. Debs., Series A, 6/1/23        6,000,000       6,600,000
                                                                                   -------------
                                                                                      19,453,750

------------------------------------------------------------------------------------------------
OIL & GAS--1.6%
El Paso Corp., 6.34% Cv. Debs., 2/28/21 2                             10,000,000       5,312,500
------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 5.25% Cv. Jr. Unsec. Sub. Debs., 2/15/10             4,000,000       4,255,000
                                                                                   -------------
                                                                                       9,567,500

------------------------------------------------------------------------------------------------
FINANCIALS--2.5%
------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.5%
American Express Co.:
1.85% Cv. Sr. Nts., 12/1/33 1,3                                        6,000,000       6,547,500
1.85% Cv. Sr. Nts., 12/1/33 3                                          2,000,000       2,182,500
                                                                                   -------------
                                                                                       8,730,000

------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
Host Marriott LP, 3.25% Cv. Sr. Debs., 4/15/24 1                       5,000,000       5,775,000
------------------------------------------------------------------------------------------------
HEALTH CARE--9.7%
------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.6%
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr. Unsec. Nts., 4/15/11 1     3,500,000       3,622,500
------------------------------------------------------------------------------------------------
Celgene Corp., 1.75% Cv. Sr. Nts., 6/1/08 1                            2,000,000       2,587,500
------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1                           6,000,000       6,390,000
------------------------------------------------------------------------------------------------
ImClone Systems, Inc., 1.375% Cv. Sr. Nts., 5/15/24 1                  3,500,000       3,246,250

                  22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------

BIOTECHNOLOGY Continued
Invitrogen Corp., 1.50% Cv. Sr. Unsec. Nts., 2/15/24               $   6,000,000   $   5,655,000
                                                                                   -------------
                                                                                      21,501,250

------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Cytyc Corp., 2.25% Cv. Sr. Nts., 3/15/24 1                             2,000,000       2,425,000
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 3.25% Cv. Sr. Sub. Nts.,
3/1/24                                                                 6,500,000       7,320,625
                                                                                   -------------
                                                                                       9,745,625

------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.1%
Health Management Associates, Inc., 1.50% Cv. Sr. Sub. Nts., 8/1/23    5,500,000       5,788,750
------------------------------------------------------------------------------------------------
Lincare Holdings, Inc., 3% Cv. Sr. Nts., 6/15/33                       4,000,000       4,295,000
------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc., 1.75% Cv. Sr. Unsec. Debs., 11/30/21          2,000,000       2,192,500
                                                                                   -------------
                                                                                      12,276,250

------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.3%
DOV Pharmaceutical, Inc., 2.50% Cv. Unsec. Sub. Debs., 1/15/25 1       1,500,000       1,593,750
------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance II BV, 0.50% Cv. Sr. Sec. Debs.,
Series A, 2/1/24                                                       6,000,000       6,142,500
------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.:
1.75% Cv. Sr. Unsec. Debs., 3/15/23 1                                  4,000,000       4,140,000
1.75% Cv. Sr. Unsec. Debs., 3/15/23                                    1,500,000       1,552,500
                                                                                   -------------
                                                                                      13,428,750

------------------------------------------------------------------------------------------------
INDUSTRIALS--5.4%
------------------------------------------------------------------------------------------------
AIRLINES--1.0%
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts., 2/1/07   3,000,000       2,527,500
------------------------------------------------------------------------------------------------
Northwest Airlines Corp., 7.625% Cv. Sr. Nts., 11/15/23 3              4,000,000       3,215,000
                                                                                   -------------
                                                                                       5,742,500

------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
Tyco International Group SA, 2.75% Cv. Sr. Unsec. Unsub. Debs.,
Series A, 1/15/18                                                     10,000,000      15,900,000
------------------------------------------------------------------------------------------------
MACHINERY--1.7%
Danaher Corp., 2.46% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts.,
1/22/21 2                                                              5,000,000       4,268,750
------------------------------------------------------------------------------------------------
Navistar Financial Corp., 4.75% Cv. Unsec. Sub. Nts., 4/1/09           4,000,000       4,175,000
------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/05 4                                       3,344,633         936,497
8.25% Cv. Sub. Nts., 12/31/05 4                                        2,962,671         829,548
                                                                                   -------------
                                                                                      10,209,795

------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.2%
------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.3%
Andrew Corp., 3.25% Cv. Sub. Nts., 8/15/13                             3,500,000       4,545,625

                  23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT Continued
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield Puttable
Securities, 5/15/23 2                                              $   3,500,000   $   5,162,500
------------------------------------------------------------------------------------------------
Corning, Inc., 3.50% Cv. Sr. Unsec. Debs., 11/1/08                     2,000,000       2,437,500
------------------------------------------------------------------------------------------------
JDS Uniphase Corp., 0% Cv. Sr. Nts., 11/15/10 2                        3,500,000       3,408,125
------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08               7,500,000       7,331,250
------------------------------------------------------------------------------------------------
Tekelec, Inc., 2.25% Cv. Sr. Sub. Nts., 6/15/08                        2,000,000       2,565,000
                                                                                   -------------
                                                                                      25,450,000

------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Agilent Technologies, Inc., 3% Cv. Sr. Unsec. Debs., 12/1/21 3         6,000,000       6,082,500
------------------------------------------------------------------------------------------------
Flextronics International Ltd., 1% Cv. Unsec. Sub. Nts., 1%, 8/1/10    4,000,000       4,610,000
------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.:
3.625% Cv. Sub. Nts., 8/1/23 1                                         3,000,000       3,378,750
3.625% Cv. Sub. Nts., 8/1/23                                           1,000,000       1,126,250
                                                                                   -------------
                                                                                      15,197,500

------------------------------------------------------------------------------------------------
IT SERVICES--3.4%
BearingPoint, Inc., 2.50% Cv. Sub. Nts., 12/15/24 1                    4,000,000       4,225,000
------------------------------------------------------------------------------------------------
CSG Systems International, Inc., 2.50% Cv. Nts., 6/15/24 1             3,500,000       3,578,750
------------------------------------------------------------------------------------------------
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23      6,000,000       7,507,500
------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.:
3.875% Cv. Sr. Nts., 7/15/23 1                                         4,000,000       4,245,000
3.875% Cv. Sr. Unsec. Nts., 7/15/23                                      500,000         530,625
                                                                                   -------------
                                                                                      20,086,875

------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.0%
Advanced Micro Devices, Inc., 4.75% Cv. Sr. Unsec. Debs., 2/1/22 3     5,000,000       5,768,750
------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09
(cv. into Agere Systems, Inc., Cl. A common stock)                     5,000,000       5,312,500
------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp., 1.25% Cv. Unsec. Sub. Nts., 6/15/08       5,000,000       5,306,250
------------------------------------------------------------------------------------------------
LSI Logic Corp., 4% Cv. Sub. Nts., 5/15/10                             5,000,000       4,718,750
------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc., 4.75% Cv. Unsec. Sub. Nts., 11/15/07         2,000,000       2,455,000
                                                                                   -------------
                                                                                      23,561,250

------------------------------------------------------------------------------------------------
SOFTWARE--3.9%
Computer Associates International, Inc., 5% Cv. Sr. Unsec. Nts.,
3/15/07                                                                6,500,000       8,425,625
------------------------------------------------------------------------------------------------
Mentor Graphics Corp., 6.875% Cv. Unsec. Sub. Nts., 6/15/07            3,500,000       3,696,875
------------------------------------------------------------------------------------------------
Novell, Inc., 0.50% Cv. Sr. Unsec. Debs., 7/15/24 1                    7,500,000       7,171,875
------------------------------------------------------------------------------------------------
Red Hat, Inc., 0.50% Cv. Sr. Unsec. Debs., 1/15/24 1                   4,000,000       3,690,000
                                                                                   -------------
                                                                                      22,984,375

                  24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------

MATERIALS--2.1%
------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Sealed Air Corp., 3% Cv. Nts., 6/30/33 1                           $   5,500,000   $   5,692,500
------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Inco Ltd., 1% Cv. Unsec. Unsub. Debs., 3/14/23                         3,000,000       3,937,500
------------------------------------------------------------------------------------------------
Quanex Corp., 2.50% Cv. Sr. Unsec. Nts., 5/15/34 1                     2,000,000       2,677,500
                                                                                   -------------
                                                                                       6,615,000

------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
American Tower Corp., 3% Cv. Sr. Nts., 8/15/12                         3,000,000       3,401,250
------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 6% Cv. Nts., 9/15/09                     5,000,000       3,131,250
                                                                                   -------------
                                                                                       6,532,500

------------------------------------------------------------------------------------------------
UTILITIES--2.8%
------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.8%
Calpine Corp., 4.75% Cv. Sr. Unsec. Nts., 11/15/23 1                   7,000,000       6,125,000
------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 3.75% Cv. Sr. Nts., 5/15/23 1                4,000,000       4,595,000
------------------------------------------------------------------------------------------------
Duke Energy Corp., 1.75% Cv. Sr. Bonds, 5/15/23                        5,000,000       5,637,500
                                                                                   -------------
                                                                                      16,357,500
                                                                                   -------------
Total Convertible Corporate Bonds and Notes (Cost $350,196,019)                      377,414,795

                                                                          SHARES
------------------------------------------------------------------------------------------------
PREFERRED STOCKS--30.3%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.7%
------------------------------------------------------------------------------------------------
AUTOMOBILES--3.1%
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv. Trust Preferred
Securities, Non-Vtg.                                                     175,000       9,238,250
------------------------------------------------------------------------------------------------
General Motors Corp., 5.25% Cv. Sr. Unsec. Debs., Series B               400,000       9,228,000
                                                                                   -------------
                                                                                      18,466,250

------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Newell Financial Trust I, 5.25% Cum. Cv. Quarterly Income Preferred
Securities, Non-Vtg.                                                      70,000       3,298,750
------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Albertson's, Inc., 7.25% Cv. Units (each unit has a stated
amount of $25, and will consist of a purchase contract issued by
Albertson's, initially a 1/40, or 2.50%, ownership interest in
one of their sr. nts. with a principal amount of $1,000) 5               210,000       5,334,000
------------------------------------------------------------------------------------------------
ENERGY--1.2%
------------------------------------------------------------------------------------------------
OIL & GAS--1.2%
Chesapeake Energy Corp., 4.125% Cum. Cv., Non-Vtg. 1                       4,000       4,655,000

                  25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           VALUE
                                                                          SHARES      SEE NOTE 1
------------------------------------------------------------------------------------------------

OIL & GAS Continued
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Debs. 1                   30,000   $   2,520,000
                                                                                   -------------
                                                                                       7,175,000

------------------------------------------------------------------------------------------------
FINANCIALS--9.5%
------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
Marshall & Ilsley Corp., 6.50% Cv.                                       160,000       4,545,600
------------------------------------------------------------------------------------------------
Washington Mutual Capital Trust 2001:
5.375% Cum. Cv. Units (each unit consists of one preferred stock and one warrant to purchase shares of Washington Mutual, Inc.),
Non-Vtg. 1,5                                                              75,000       4,229,700
5.375% Cum. Cv. Units (each unit consists of one preferred stock and one warrant to purchase shares of Washington Mutual, Inc.),
Non-Vtg. 5                                                                30,000       1,691,880
                                                                                   -------------
                                                                                      10,467,180

------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
Capital One Financial Corp., 6.25% Cv. Upper DECS (each upper DECS has a stated amount of $50 and consists of a forward purchase contract to purchase Capital One Financial Corp. common stock and
$50 principal amount of Capital One Financial Corp., 6.25% sr.
nts., 5/17/07) 5                                                          75,000       4,233,000
------------------------------------------------------------------------------------------------
INSURANCE--4.9%
Chubb Corp. (The), 7% Cv. Equity Units, Series A (each unit
consists of one warrant to purchase Chubb Corp. (The) common stock and $25 principal amount of Chubb Corp. (The), 4% sr. nts.,
11/16/07) 5                                                              170,000       5,030,300
------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7% Cv. Equity Units
(each unit has a stated amount of $50 and consists of a purchase contract to purchase Hartford Financial Services Group, Inc. (The)
common stock and a normal unit which consists of $1,000 principal amount of Hartford Financial Services Group, Inc. (The), 2.56% sr.
nts., 8/16/08) 5                                                         100,000       6,575,000
------------------------------------------------------------------------------------------------
PMI Group, Inc. (The), 5.875% Cv. Hybrid Income Term Security Units
(each unit has a stated value of $25 and consists of a purchase contract to purchase PMI Group, Inc. (The) common stock and a corporate unit which consists of PMI Group, Inc. (The) 3% sr. nts.,
11/15/08) 5                                                              180,000       4,747,500
------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.        200,000       4,606,000
------------------------------------------------------------------------------------------------
UnumProvident Corp., 8.25% Cv                                            100,000       3,607,000
------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv                                                170,000       4,326,500
                                                                                   -------------
                                                                                      28,892,300

------------------------------------------------------------------------------------------------
REAL ESTATE--1.2%
Simon Property Group Inc., 6% Cv., Non-Vtg                               120,000       7,106,400
------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Sovereign Capital Trust VI, 4.375% Cv.                                   100,000       4,900,000

                  26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                           VALUE
                                                                          SHARES      SEE NOTE 1
------------------------------------------------------------------------------------------------

HEALTH CARE--3.2%
------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Baxter International, Inc., 7% Cv. Equity Units (each equity unit has a stated value of $50 and consists of a purchase
contract to purchase Baxter International, Inc. common stock and
$50 principal amount of Baxter International, Inc., 3.60% sr.
nts., 2/16/08), Non-Vtg. 5                                               120,000   $   6,775,200
------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Omnicare, Inc., 4% Cv.                                                    80,000       4,412,800
------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Schering-Plough Corp. 6% Cv.                                             140,000       7,854,000
------------------------------------------------------------------------------------------------
INDUSTRIALS--1.3%
------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Northrop Grumman Corp., 7% Cum. Cv. Series B                              30,000       3,967,500
------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred
Securities                                                                85,000       3,686,875
------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.1%
------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.7%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.              8,500      10,111,260
------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.4%
Xerox Corp., 6.25% Cv.                                                    55,000       8,129,550
------------------------------------------------------------------------------------------------
MATERIALS--1.6%
------------------------------------------------------------------------------------------------
METALS & MINING--0.8%
Freeport-McMoRan Copper & Gold, Inc., 5.50% Cv. 1                          5,000       4,900,000
------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
International Paper Capital Trust, 5.25% Cum. Cv. (cv. into
International Paper Co. common stock), Non-Vtg. 6                         90,000       4,556,250
------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
Alltel Corp., 7.75% Cv. Equity Units (each unit consists of
corporate units, each with a stated value of $50 and includes a purchase contract to purchase Alltel Corp. common stock and $50 principal amount of Alltel Corp., 6.25% sr. nts., 5/17/07),
Non-Vtg. 5                                                               120,000       6,346,800
------------------------------------------------------------------------------------------------
CenturyTel, Inc., 6.875% Cv. Equity Units (each unit consists of units referred to as corporate units, each with a stated amount of $25 and includes a purchase contract to purchase CenteryTel,
Inc. common stock and $25 principal amount of CenturyTel, Inc.,
6.02% sr. nts., series j, due 2007), Non-Vtg. 5                          113,900       3,032,588
                                                                                   -------------
                                                                                       9,379,388

------------------------------------------------------------------------------------------------
UTILITIES--4.2%
------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.4%
Calpine Capital Trust III, 5% Cum. Cv. Remarketable Term
Income
Deferrable Equity Securities, Non-Vtg.                                    70,000       3,403,750

                  27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           VALUE
                                                                          SHARES      SEE NOTE 1
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES Continued
Cinergy Corp., 9.50% Cv. Flexible Equity Linked Exchangeable
Preferred Redeemable Increased Dividend Equity Securities (each feline prides consists of units referred to as income prides, each with a stated amount of $50 and includes a purchase contract for Cinergy Corp. common stock, and a 6.90% preferred trust
security, due 2007, issued by Cinergy Corp. Funding Trust I) 5            50,000   $   3,170,000
------------------------------------------------------------------------------------------------
FPL Group, Inc., 8.50% Cv. Equity Units (each unit consists of corporate units, each with a stated amount of $50 and includes a purchase contract to purchase FPL Group, Inc. common stock and
$50 principal amount of FPL Group Capital, Inc., 4.75% debs.,
series a, 2/16/07) 5                                                     120,000       7,381,200
                                                                                   -------------
                                                                                      13,954,950

------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Sempra Energy, 8.50% Cv. Equity Units (each equity unit consists of income equity units, each has a stated value of $25 and
consists of a purchase contract to purchase Sempra Energy common stock and $25 principal amount of Sempra Energy, 5.60% sr. nts.,
5/17/07) 5                                                               100,000       3,112,000
------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.3%
AES Trust III, 6.75% Cv.                                                  90,000       4,441,500
------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Sub. Debs.                40,000       3,360,000
                                                                                   -------------
                                                                                       7,801,500
                                                                                   -------------
Total Preferred Stocks (Cost $158,535,076)                                           178,514,153

------------------------------------------------------------------------------------------------
COMMON STOCKS--1.8%
------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 7                                 165,800       5,444,872
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                         50,000       3,171,000
------------------------------------------------------------------------------------------------
Motorola, Inc.                                                           100,000       1,720,000
------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 7                                           197,142          29,571
                                                                                   -------------
Total Common Stocks (Cost $8,825,135)                                                 10,365,443

                                                                           UNITS
------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------
Portion of Danskin, Inc., Promissory Nt. to be used to purchase
53,309 shares of restricted common stock in rights offering 4,6,7
(Cost $15,993)                                                                --          15,993

                                                                       PRINCIPAL
                                                                          AMOUNT
------------------------------------------------------------------------------------------------
STRUCTURED NOTES--2.7%
------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., Cv. Premium Income Equity Linked
Nts., 6.25%, 10/15/07 (linked to General Mills, Inc.)              $     200,000       5,384,000
------------------------------------------------------------------------------------------------
Morgan Stanley, Cv. Premium Equity Participating Security, 2.50%,
10/2/06 (exchangeable for General Electric Co. common stock)             298,463      10,683,483
                                                                                   -------------
Total Structured Notes (Cost $15,030,751)                                             16,067,483

                  28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS--0.9%
------------------------------------------------------------------------------------------------
Undivided interest of 0.49% in joint repurchase agreement
(Principal Amount/Value $1,103,300,000, with a maturity value of
$1,103,498,594) with UBS Warburg LLC, 2.16%, dated 12/31/04, to be repurchased at $5,410,974 on 1/3/05, collateralized by
Federal National Mortgage Assn., 5%, 3/1/34, with a value of
$1,127,561,486 (Cost $5,410,000)                                   $   5,410,000   $   5,410,000

------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $538,012,974)                             99.9%    587,787,867
------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                              0.1         508,506
                                                                   -----------------------------
NET ASSETS                                                                 100.0%  $ 588,296,373
                                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $159,432,200 or 27.10% of the Fund's net assets as of December 31, 2004.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $1,782,038, which represents
0.30% of the Fund's net assets, of which $15,993 is considered restricted. See
Note 5 of Notes to Financial Statements.

5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

6. Received as the result of issuer reorganization.

7. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $538,012,974)--see accompanying
statement of investments                                          $ 587,787,867
--------------------------------------------------------------------------------
Cash                                                                  1,075,569
--------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                2,539,233
Investments sold                                                        613,134
Other                                                                    26,306
                                                                  -------------
Total assets                                                        592,042,109

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                3,070,293
Distribution and service plan fees                                      358,002
Trustees' compensation                                                  130,037
Transfer and shareholder servicing agent fees                            77,155
Shareholder communications                                               67,372
Other                                                                    42,877
                                                                  --------------
Total liabilities                                                     3,745,736

--------------------------------------------------------------------------------
NET ASSETS                                                        $ 588,296,373
                                                                  ==============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                   $ 653,147,053
--------------------------------------------------------------------------------
Accumulated net investment loss                                      (4,639,826)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (109,985,747)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           49,774,893
                                                                  --------------
NET ASSETS                                                        $ 588,296,373
                                                                  ==============

                  30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net             $13.63
assets of $319,477,580 and 23,443,391 shares of beneficial
interest outstanding) Maximum offering price per share (net
asset value plus sales charge of 5.75% of offering price)                $14.46
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $84,815,864 and 6,214,381 shares of
beneficial interest outstanding)                                         $13.65
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $80,994,661 and 5,946,692 shares of
beneficial interest outstanding)                                         $13.62
--------------------------------------------------------------------------------
Class M Shares:
Net asset value, redemption price per share (based on net assets of $100,877,243 and 7,406,974 shares of beneficial interest
outstanding)                                                             $13.62
Maximum offering price per share (net asset value plus sales
charge of 3.25% of offering price)                                       $14.08
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per share
(based on net assets of $2,131,025 and 156,376 shares of
beneficial interest outstanding)                                         $13.63

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                         $  12,931,206
--------------------------------------------------------------------------------
Interest                                                             12,794,857
                                                                  --------------
Total investment income                                              25,726,063

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,940,552
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 771,143
Class B                                                               1,027,329
Class C                                                                 824,144
Class M                                                                 307,581
Class N                                                                   8,890
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 447,784
Class B                                                                 172,382
Class C                                                                 116,957
Class M                                                                 115,040
Class N                                                                   5,083
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  55,235
Class B                                                                  37,538
Class C                                                                  15,923
Class M                                                                  13,540
Class N                                                                     749
--------------------------------------------------------------------------------
Accounting service fees                                                 187,502
--------------------------------------------------------------------------------
Trustees' compensation                                                   51,119
--------------------------------------------------------------------------------
Custodian fees and expenses                                              18,943
--------------------------------------------------------------------------------
Other                                                                   133,074
                                                                  --------------
Total expenses                                                        7,250,508
Less reduction to custodian expenses                                     (5,955)
Less payments and waivers of expenses                                       (38)
                                                                  --------------
Net expenses                                                          7,244,515

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                18,481,548

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                          29,042,625
Net increase from payment by affiliate                                    3,750
                                                                  --------------
Net realized gain                                                    29,046,375
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 (4,905,531)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  42,622,392
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                     2004            2003
-------------------------------------------------------------------------------------------------

OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                             $   18,481,548   $  23,819,107
-------------------------------------------------------------------------------------------------
Net realized gain                                                     29,046,375      29,278,307
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                  (4,905,531)     64,594,391
                                                                  -------------------------------
Net increase in net assets resulting from operations                  42,622,392     117,691,805

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                              (15,613,529)    (11,367,661)
Class B                                                               (3,901,818)     (5,345,568)
Class C                                                               (3,350,297)     (2,624,294)
Class M                                                               (5,064,498)     (4,627,938)
Class N                                                                  (83,852)        (28,916)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                1,054,354      66,001,751
Class B                                                              (50,450,935)    (43,825,244)
Class C                                                               (3,149,841)      9,713,833
Class M                                                              (16,303,106)    (11,782,752)
Class N                                                                  631,345         938,567

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase (decrease)                                            (53,609,785)    114,743,583
-------------------------------------------------------------------------------------------------
Beginning of period                                                  641,906,158     527,162,575
                                                                  -------------------------------
End of period (including accumulated net investment
loss of $4,639,826 and $970,782, respectively)                    $  588,296,373   $ 641,906,158
                                                                  ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED DECEMBER 31,                     2004          2003             2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   13.27     $   11.29        $   12.76     $   13.85     $   16.36
Income (loss) from investment operations:
Net investment income                                   .43 1         .56              .57           .48           .72
Net realized and unrealized gain (loss)                 .58          1.98            (1.41)         (.94)        (1.45)
                                                  -----------------------------------------------------------------------
Total from investment operations                       1.01          2.54             (.84)         (.46)         (.73)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.65)         (.56)            (.63)         (.63)         (.72)
Distributions from net realized gain                     --            --               --            --         (1.06)
                                                  -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.65)         (.56)            (.63)         (.63)        (1.78)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   13.63     $   13.27        $   11.29     $   12.76     $   13.85
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     7.74%        22.95%           (6.59)%       (3.30)%       (4.81)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 319,478     $ 310,641        $ 202,968     $ 187,458     $ 210,903
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 321,729     $ 252,347        $ 190,677     $ 197,514     $ 225,938
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  3.24%         4.48%            4.77%         3.58%         4.42%
Total expenses                                         0.94% 4       0.94% 4,5        0.99% 4       0.95% 4       0.90% 4
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  54%           61%              52%           69%          127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  34 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS B    YEAR ENDED DECEMBER 31,                     2004          2003            2002          2001          2000
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   13.29     $   11.30       $   12.79     $   13.87     $   16.38
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .33 1         .43             .43           .38           .59
Net realized and unrealized gain (loss)                 .58          2.02           (1.38)         (.93)        (1.45)
                                                  ----------------------------------------------------------------------
Total from investment operations                        .91          2.45            (.95)         (.55)         (.86)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.55)         (.46)           (.54)         (.53)         (.59)
Distributions from net realized gain                     --            --              --            --         (1.06)
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.55)         (.46)           (.54)         (.53)        (1.65)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   13.65     $   13.29       $   11.30     $   12.79     $   13.87
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     6.92%        22.07%          (7.44)%       (3.97)%       (5.55)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  84,816     $ 133,058       $ 154,350     $ 286,829     $ 373,860
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 102,670     $ 139,757       $ 213,259     $ 330,806     $ 418,592
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  2.47%         3.79%           3.95%         2.75%         3.62%
Total expenses                                         1.75% 4       1.74% 4,5       1.77% 4       1.71% 4       1.70% 4
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  54%           61%             52%           69%          127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  35 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED DECEMBER 31,                     2004          2003            2002          2001          2000
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   13.27     $   11.28       $   12.76     $   13.84     $   16.35
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .33 1         .46             .46           .38           .59
Net realized and unrealized gain (loss)                 .57          1.99           (1.40)         (.93)        (1.45)
                                                  ----------------------------------------------------------------------
Total from investment operations                        .90          2.45            (.94)         (.55)         (.86)
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.55)         (.46)           (.54)         (.53)         (.59)
Distributions from net realized gain                     --            --              --            --         (1.06)
                                                  ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.55)         (.46)           (.54)         (.53)        (1.65)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   13.62     $   13.27       $   11.28     $   12.76     $   13.84
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     6.89%        22.14%          (7.39)%       (3.98)%       (5.56)%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  80,995     $  82,149       $  61,031     $  76,846     $  91,567
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  82,470     $  69,787       $  66,391     $  85,774     $  96,574
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  2.48%         3.73%           3.97%         2.80%         3.62%
Total expenses                                         1.70% 4       1.70% 4,5       1.76% 4       1.71% 4       1.70% 4
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  54%           61%             52%           69%          127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  36 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS M    YEAR ENDED DECEMBER 31,                     2004            2003             2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   13.27       $   11.28        $   12.76     $   13.84     $   16.35
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .43 1           .50              .49           .41           .64
Net realized and unrealized gain (loss)                 .57            2.00            (1.40)         (.93)        (1.45)
                                                  -------------------------------------------------------------------------
Total from investment operations                       1.00            2.50             (.91)         (.52)         (.81)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.65)           (.51)            (.57)         (.56)         (.64)
Distributions from net realized gain                     --              --               --            --         (1.06)
                                                  -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.65)           (.51)            (.57)         (.56)        (1.70)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   13.62       $   13.27        $   11.28     $   12.76     $   13.84
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     7.69%          22.59%           (7.16)%       (3.72)%       (5.30)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 100,877       $ 114,600        $ 108,426     $ 144,612     $ 181,521
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 106,194       $ 110,337        $ 122,897     $ 160,919     $ 213,617
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  3.24%           4.16%            4.24%         3.04%         3.90%
Total expenses                                         0.95% 4,5       1.32% 4,5        1.51% 4       1.45% 4       1.42% 4
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  54%             61%              52%           69%          127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  37 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N    YEAR ENDED DECEMBER 31,                     2004          2003          2002          2001 1
-------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   13.27     $   11.29     $   12.76     $   13.68
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .37 2         .49           .55           .42
Net realized and unrealized gain (loss)                 .58          2.00         (1.43)         (.84)
                                                  -----------------------------------------------------
Total from investment operations                        .95          2.49          (.88)         (.42)
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.59)         (.51)         (.59)         (.50)
Distributions from net realized gain                     --            --            --            --
                                                  -----------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.59)         (.51)         (.59)         (.50)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   13.63     $   13.27     $   11.29     $   12.76
                                                  =====================================================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     7.31%        22.45%        (6.92)%       (3.02)%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   2,131     $   1,458     $     388     $      36
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   1,781     $     743     $     205     $      10
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  2.79%         3.87%         4.38%         5.45%
Total expenses                                         1.37%         1.37%         1.43%         1.22%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 5        1.35%         1.38%          N/A 5
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  54%           61%           52%           69%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  38 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund
Series, is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is
OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class M and Class N shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

                  39 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2004, the market value of these securities comprised 2.7% of the Fund's net assets and resulted in unrealized cumulative gains of $1,036,732.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                  40 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
      ------------------------------------------------------------------------
      $52,124                    $--         $109,300,089          $44,520,263

1. As of December 31, 2004, the Fund had $109,300,089 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforwards were as follows.

                       EXPIRING
                       ----------------------
                       2009      $ 18,833,093
                       2010        90,466,996
                                 ------------
                       Total     $109,300,089
                                 ============

2.During the fiscal year ended December 31, 2004, the Fund utilized $22,626,011 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2003, the Fund utilized $24,570,184 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                              INCREASE TO
      REDUCTION TO        ACCUMULATED NET
      ACCUMULATED NET       REALIZED LOSS
      INVESTMENT LOSS      ON INVESTMENTS
      -----------------------------------
      $5,863,402               $5,863,402

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                         YEAR ENDED            YEAR ENDED
                                  DECEMBER 31, 2004     DECEMBER 31, 2003
      -------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                   $28,013,994           $23,994,377

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                  41 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                    Federal tax cost of securities          $543,267,604
                                                            =============
                    Gross unrealized appreciation           $ 52,694,676
                    Gross unrealized depreciation             (8,174,413)
                                                            -------------
                    Net unrealized appreciation             $ 44,520,263
                                                            =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December
31, 2004, the Fund's projected benefit obligations were increased by $13,596 and payments of $2,372 were made to retired trustees, resulting in an accumulated liability of $116,064 as of December 31, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal
Funds Rate plus 0.50%. The Reduction to

                  42 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED DECEMBER 31, 2004    YEAR ENDED DECEMBER 31, 2003
                               SHARES            AMOUNT        SHARES            AMOUNT
---------------------------------------------------------------------------------------

CLASS A
Sold                        6,358,012     $  84,644,732    10,293,699    $ 125,272,357
Dividends and/or
distributions reinvested      900,277        12,114,223       717,012        8,840,852
Redeemed                   (7,215,971)      (95,704,601)   (5,594,158)     (68,111,458)
                           ------------------------------------------------------------
Net increase                   42,318     $   1,054,354     5,416,553    $  66,001,751
                           ============================================================

---------------------------------------------------------------------------------------
CLASS B
Sold                        1,168,753     $  15,636,529     2,802,713    $  34,182,973
Dividends and/or
distributions reinvested      193,385         2,607,930       300,964        3,678,039
Redeemed                   (5,155,900)      (68,695,394)   (6,750,493)     (81,686,256)
                           ------------------------------------------------------------
Net decrease               (3,793,762)    $ (50,450,935)   (3,646,816)   $ (43,825,244)
                           ============================================================

---------------------------------------------------------------------------------------
CLASS C
Sold                        1,078,891     $  14,393,979     1,914,058    $  23,378,006
Dividends and/or
distributions reinvested      162,119         2,182,505       144,706        1,777,170
Redeemed                   (1,486,132)      (19,726,325)   (1,277,679)     (15,441,343)
                           ------------------------------------------------------------
Net increase (decrease)      (245,122)    $  (3,149,841)      781,085    $   9,713,833
                           ============================================================

---------------------------------------------------------------------------------------
CLASS M
Sold                          140,463     $   1,876,605       223,208    $   2,730,862
Dividends and/or
distributions reinvested      265,627         3,571,401       264,332        3,234,301
Redeemed                   (1,637,323)      (21,751,112)   (1,462,362)     (17,747,915)
                           ------------------------------------------------------------
Net decrease               (1,231,233)    $ (16,303,106)     (974,822)   $ (11,782,752)
                           ============================================================

                  43 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                             YEAR ENDED DECEMBER 31, 2004    YEAR ENDED DECEMBER 31, 2003
                               SHARES              AMOUNT       SHARES             AMOUNT
-----------------------------------------------------------------------------------------

CLASS N
Sold                          102,523      $   1,367,550        89,088     $   1,101,574
Dividends and/or
distributions reinvested        5,527             74,505         2,161            27,095
Redeemed                      (61,549)          (810,710)      (15,713)         (190,102)
                           --------------------------------------------------------------
Net increase                   46,501      $     631,345        75,536     $     938,567
                           ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended
December 31, 2004, were $311,733,023 and $328,138,505, respectively. There were no purchases and sales of $25,103,516 of U.S. government and government agency obligations for the year ended December 31, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.625% of the first $50 million of average annual net assets of the Fund, 0.50% of the next $250 million and 0.4375% of average annual net assets over $300 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of
$12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended
December 31, 2004, the Fund paid $187,502 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended December 31, 2004, the Fund paid
$861,707 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor

                  44 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C, CLASS M AND CLASS N SHARES.
The Fund has adopted Distribution and Service Plans for Class B, Class C, Class
M and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. While the Class M plan permits an annual asset-based sales charge payment of 0.50%, the Board has set that payment at zero effective February 11,
2004. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2004 for Class B, Class C and Class N shares were $2,725,440,
$2,181,422 and $27,851, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A         CLASS M      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------

December 31, 2004        $131,622          $6,967          $2,108        $242,429         $14,123          $2,508

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the
Manager paid the Fund $3,750, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended December 31, 2004, OFS waived $38 for Class M shares. This undertaking may be amended or withdrawn at any time.

                  45 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
Information concerning restricted securities is as follows:

                                                                                            UNREALIZED
                                             ACQUISITION               VALUATION AS OF    APPRECIATION
SECURITY                                            DATE      COST   DECEMBER 31, 2004   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------

Portion of Danskin, Inc. Promissory Nt.
to be used to purchase 53,309 shares of
restricted common stock in rights offering       8/14/95   $15,993             $15,993              $--

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the
"Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal
Defendants") including the Fund, 31 present and former Directors or Trustees and
9 present and former officers of the funds. This complaint, filed in the U.S.
District Court for the Southern District of New York on January 10, 2005,
consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the
Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

                  46 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

      The Oppenheimer defendants believe that the allegations contained in the
Complaints are without merit and that they, the funds named as Nominal
Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                                  Appendix A

                             RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An  obligation  rated "A" are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection  parameters.
However,  adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than obligations rated "BB",  but the obligor  currently has the capacity to meet its financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                  Appendix B

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
          1)plans created or qualified under Sections 401(a) or 401(k) of the
             Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.
|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

1.    Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
   Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

2.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of
   0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
o       Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

o          Special Sales Charge Arrangements for Shareholders of Certain
     Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

o     Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

o     Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

o     Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

o     Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

o     Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
o          Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

o     Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

o     Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
o         Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
o        Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.
(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Convertible Securities Fund

Internet Website
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

(OppenheimerFunds logo)

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